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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                                                    811-3790

Pear Tree Funds
(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773
(Address of principal executive offices)

Willard L. Umphrey
 Pear Tree Advisors, Inc.
55 Old Bedford Road, Lincoln, MA 01773
(Name and address of agent for service)

Registrant’s telephone number, including area code: (781) 676-5900

Date of fiscal year end:                                          March 31

Date of reporting period:                                         April 1, 2011 through September 30, 2011

ITEM 1. REPORTS TO SHAREOWNERS.

PEAR TREE FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2011

U.S. EQUITY FUNDS

PEAR TREE COLUMBIA SMALL CAP FUND

PEAR TREE COLUMBIA MICRO CAP FUND

PEAR TREE QUALITY FUND

INTERNATIONAL EQUITY FUNDS

PEAR TREE EMERGING MARKETS FUND

PEAR TREE POLARIS FOREIGN VALUE FUND

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

PEAR TREE FUNDS

Pear Tree Columbia Small Cap Fund

Pear Tree Columbia Micro Cap Fund

Pear Tree Quality Fund

Pear Tree Emerging Markets Fund

Pear Tree Polaris Foreign Value Fund

Pear Tree Polaris Foreign Value Small Cap Fund
SEMI-ANNUAL REPORT
September 30, 2011

TABLE OF CONTENTS
President’s Letter 1
Fund Expenses 2
Portfolio Manager Commentaries 4
Pear Tree Columbia Small Cap Fund 4
Pear Tree Columbia Micro Cap Fund 7
Pear Tree Quality Fund 9
Pear Tree Emerging Markets Fund 11
Pear Tree Polaris Foreign Value Fund 13
Pear Tree Polaris Foreign Value Small Cap Fund 16
Schedules of Investments 19
Pear Tree Columbia Small Cap Fund 19
Pear Tree Columbia Micro Cap Fund 26
Pear Tree Quality Fund 31
Pear Tree Emerging Markets Fund 35
Pear Tree Polaris Foreign Value Fund  43
Pear Tree Polaris Foreign Value Small Cap Fund 47
Statements of Assets and Liabilities 52
Statements of Operations 56
Statements of Changes in Net Assets 58
Financial Highlights 64
Notes to Financial Statements 76
Information for Shareholders 91
Management Contract and Advisory Contract Approval 92
Service Providers back cover

This report must be preceded or accompanied by a current Pear Tree Funds prospectus for individuals who are not current shareholders of the Funds. If you are not a shareholder of a Pear Tree Fund, you should read the prospectus carefully before investing because it contains more complete information on the Pear Tree Funds’ investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.peartreefunds.com or call (800) 326-2151.

NOT FDIC INSURED •  MAY LOSE VALUE •  NO BANK GUARANTEE

Neither the Pear Tree Funds nor U.S. Boston Capital Corporation is a bank.

PEAR TREE FUNDS

Dear Fellow Shareholder,

We are pleased to provide you with the Pear Tree Funds’ Annual Report for the six months ended September 30, 2011 and to update you on recent market conditions and the performance of the Pear Tree Funds.

For current performance information, please visit our website at www.peartreefunds.com. We thank you for your continued confidence in the Pear Tree Funds. Please feel free to e-mail us at feedback@peartreefunds.com or call us at 800-326-2151 with any questions or for assistance on your account.

Sincerely,

Willard Umphrey

President and Chairman

Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Pear Tree Funds are the views of Fund management as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management and the sudadvisors to the Funds disclaim any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Pear Tree Fund. Any references to specific securities are not recommendations of such securities and may not be representative of any Pear Tree Fund’s current or future investments.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

PEAR TREE FUNDS

FUND EXPENSES

We believe it’s important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund’s Expense Example, which appears below.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The first line for each Share Class for each Fund provides information about actual account returns and actual expenses. You may use the information in this line, together with the amount you invested for that Fund and Share Class, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000, then multiply the result by the number under the heading “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line for each Share Class for each Fund shows you hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example for the 6 months ended September 30, 2011

Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 4/1/11	Ending Account Value 9/30/2011	Annualized Expense Ratio	Expenses Paid* 4/1/11 – 9/30/2011
Small Cap	Ordinary	Actual	$1,000.00	$ 797.20	1.65%	$ 7.40
		Hypothetical	$1,000.00	$1,016.77	1.65%	$ 8.30
	Institutional	Actual	$1,000.00	$ 797.80	1.40%	$ 6.29
		Hypothetical	$1,000.00	$1,018.01	1.40%	$ 7.06
Quality	Ordinary	Actual	$1,000.00	$ 968.40	1.51%	$ 7.41
		Hypothetical	$1,000.00	$1,017.47	1.51%	$ 7.59
	Institutional	Actual	$1,000.00	$ 970.40	1.00%	$ 4.93
		Hypothetical	$1,000.00	$1,019.99	1.00%	$ 5.06
Emerging Markets	Ordinary	Actual	$1,000.00	$ 780.00	1.76%	$ 7.84
		Hypothetical	$1,000.00	$1,016.19	1.76%	$ 8.88
	Institutional	Actual	$1,000.00	$ 781.00	1.53%	$ 6.81
		Hypothetical	$1,000.00	$1,017.35	1.53%	$ 7.71
Foreign Value	Ordinary	Actual	$1,000.00	$ 800.40	1.62%	$ 7.29
		Hypothetical	$1,000.00	$1,016.91	1.62%	$ 8.16
	Institutional	Actual	$1,000.00	$ 801.10	1.37%	$ 6.16
		Hypothetical	$1,000.00	$1,018.16	1.37%	$ 6.90
Foreign Value	Ordinary	Actual	$1,000.00	$ 815.00	1.67%	$ 7.58
Small Cap		Hypothetical	$1,000.00	$1,016.64	1.67%	$ 8.43
	Institutional	Actual	$1,000.00	$ 816.20	1.39%	$ 6.33
		Hypothetical	$1,000.00	$1,018.03	1.39%	$ 7.04
Micro Cap	Ordinary	Actual	$1,000.00	$ 949.00	2.00%	$ 0.96
		Hypothetical	$1,000.00	$1,015.02	2.00%	$10.06
	Institutional	Actual	$1,000.00	$ 918.00	2.00%	$ 1.15
		Hypothetical	$1,000.00	$1,014.98	2.00%	$10.09

*
“Expenses Paid” for each Fund share class relating to actual or hypothetical returns, other than for Micro Cap, is the amount equal to the product of (a) that Fund’s and Share Class’ average account value for the six-month period ended September 30, 2011, multiplied by (b) the corresponding “Annualized Expense Ratio” multiplied by (c) the fraction 183/366 (which reflects the actual number of days in the most recent fiscal half-year and the actual number of days in the year). “Expenses Paid” for each Micro Cap share class relating to actual or hypothetical returns is the amount equal to the product of (a) that Fund’s and Share Class’ average account value for the six-month period ended September 30, 2011, multiplied by (b) the corresponding “Annualized Expense Ratio” multiplied by (c) for Ordinary Shares, the fraction 18/366 (which reflects the 18-day period beginning on the date that Ordinary Shares were first sold and ending on the last day of the period covered by this report) and, for Institutional Shares, the fraction 22/366 (which reflects the 22-day period beginning on the date that Institutional Shares were first sold and ending on the last day of the period covered by this report).

PEAR TREE COLUMBIA SMALL CAP FUND

INVESTMENT PROFILE

All Data as of September 30, 2011
Fund Information
Net Assets Under Management	$90.3 Million
Number of Companies	164
Price to Book Ratio	2.7
Price to Earnings Ratio	14.8
	Ordinary	Institutional
Total Expense Ratio (Net)	1.65%	1.40%
Ticker Symbol	USBNX	QBNAX

Investment Commentary

For the semi-annual period ended September 30, 2011, the Pear Tree Columbia Small Cap Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the Russell 2000 Index. During that period, the Fund achieved a return of –20.28% at net asset value compared to –23.12% for the Index.

Market Conditions and Investment Strategies

Early in the year the economy appeared to be in transition from recession to recovery. Equity markets were riding high and by the end of April, 2011 the Russell 2000 Index hit a new recovery high. Then, as if by clockwork, the old adage “sell in May and go away” was sounded and profit taking began in earnest. By mid-June, 2011 the Index had fallen by more than 10% but surprisingly rallied back, recovering most of the losses by early July 2011. Then on August 5, 2011, when Standard & Poor’s downgraded the credit rating of U.S. Treasury bonds from AAA to AA+, equity markets around the world experienced their most volatile week since the 2008 financial crisis began. Stocks prices continued to deteriorate following reports that the U.S. economy had weakened significantly, the debt crisis in Europe was worsening, and that China’s economy was beginning to slow. Small cap stocks were hit hard in September, 2011 falling that month by over 11%. Investors were stunned by the reversal of fortune and were left wondering and worrying what would happen next.

Our strategy of buying high quality companies, which tends to protect capital in down markets, helped us to outperform the Russell 2000 Index for the period which was notable, but the absolute losses suffered were still great. Within the Russell 2000 Index, all sectors lost ground with Energy and Materials the worst performers, posting losses of over 37% and 33%, respectively. Information Technology, Industrials, Consumer Discretionary and Financials were all down that month by more than 20%, while Health Care and Telecommunications Services each fell by over 15%. Utilities was the best performing sector, declining just over 0.5% for the six month period ended September 30, 2011.

Analyzing our performance versus the benchmark, we outperformed in Industrials and Consumer Discretionary by 1.5% and 1.1% respectively, primarily from stock selection. We also outperformed by over 0.7% in both Energy and Information Technology, again due to stock selection. We underperformed by 0.8% in Utilities as a result of no participation in this best performing, but small weighted Index sector. Our stock selection in Health Care also detracted 0.6% from relative return for the period.

Our top individual stock contributors included defensive plays Diamond Foods Inc., which gained over 43%, and Waste Connections Inc., which rose over 17% for the six month period. Our biggest detractors included Hersha Hospitality Trust which fell 42%, and Compass Minerals International Inc., down 29% for the period.

Portfolio Changes

The Financials, Consumer Discretionary, Consumer Staples, and Telecommunication Services sector weightings increased during the sixth month period ended September 30, 2011, while Industrials, Energy, and Materials declined. Changes in all other sectors were not material.

PEAR TREE COLUMBIA SMALL CAP FUND

A Look Ahead

Clearly the economy and the equity markets are seeing difficult times. While it is not certain that the U.S. economy is in a recession, investor sentiment has changed. Our focus continues to be on uncovering companies with unique positions and strong management teams that will perform well over an economic and market cycle. We continue to be positive about the long-term prospects for our companies while being opportunistic about taking advantage of some depressed valuations we currently see in the market.

The Fund is co-managed by Robert von Pentz, CFA, and Rhys Williams, CFA of Columbia Partners, L.L.C. Investment Management.

PEAR TREE COLUMBIA SMALL CAP FUND

Top 10 Holdings
Percentage of total net assets	38.4%
Acacia Research Corporation—Acacia Technologies	4.5%
Entertainment Properties Trust	4.4%
Core Laboratories N.V.	4.3%
SBA Communications Corporation, Class A	4.1%
Alliance Data Systems Corporation	4.0%
Gardner Denver, Inc.	3.7%
Compass Minerals International, Inc.	3.6%
First Cash Financial Services, Inc.	3.6%
SXC Health Solutions Corp.	3.2%
Hersha Hospitality Trust	3.0%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Financials	18.8%
Information Technology	18.2%
Industrials	14.8%
Consumer Discretionary	11.9%
Health Care	11.3%
Energy	7.5%
Consumer Staples	5.7%
Materials	5.1%
Telecommunication Services	4.2%
Cash and Other Assets (Net)	2.5%

Value of a $10,000 Investment

Pear Tree Small Cap (PTSC) Ordinary Shares vs.
Russell 2000 Index

Pear Tree Small Cap

	Small Cap	Small Cap	Russell 2000	Russell 2000
Period	% Return	Cumulative	% Return	Cumulative

2001
Q3 2001		$ 10,000.00		$ 10,000.00
Q4 2001	14.91	11,491.00	21.09	12,109.00
2002
Q1 2002	(2.30)	11,226.71	3.98	12,590.94
Q2 2002	(13.58)	9,702.12	(8.35)	11,539.59
Q3 2002	(15.40)	8,207.99	(21.40)	9,070.12
Q4 2002	(1.05)	8,121.81	6.16	9,628.84
2003
Q1 2003	(2.20)	7,943.13	(4.49)	9,196.51
Q2 2003	17.36	9,322.06	23.42	11,350.33
Q3 2003	9.86	10,241.21	9.08	12,380.94
Q4 2003	13.47	11,620.70	14.52	14,178.65
2004
Q1 2004	9.51	12,725.83	6.26	15,066.23
Q2 2004	(0.70)	12,636.75	0.47	15,137.04
Q3 2004	(0.30)	12,598.84	(2.86)	14,704.13
Q4 2004	13.34	14,279.53	14.09	16,775.94
2005
Q1 2005	(2.18)	13,968.23	(5.34)	15,880.10
Q2 2005	4.45	14,589.82	4.32	16,566.12
Q3 2005	6.43	15,527.94	4.69	17,343.07
Q4 2005	0.31	15,576.08	1.13	17,539.05
2006
Q1 2006	11.66	17,392.25	13.94	19,983.99
Q2 2006	(0.96)	17,225.29	(5.02)	18,980.80
Q3 2006	0.35	17,285.58	0.44	19,064.31
Q4 2006	9.06	18,851.65	8.90	20,761.04
2007
Q1 2007	3.33	19,479.41	1.95	21,165.88
Q2 2007	4.23	20,303.39	4.42	22,101.41
Q3 2007	(0.28)	20,246.54	(3.09)	21,418.47
Q4 2007	(6.72)	18,885.97	(4.58)	20,437.51
2008
Q1 2008	(12.51)	16,523.34	9.90	22,460.82
Q2 2008	2.42	16,923.20	0.58	22,591.09
Q3 2008	(14.96)	14,391.49	(1.11)	22,340.33
Q4 2008	(33.47)	9,574.66	(26.12)	16,505.04
2009
Q1 2009	(8.71)	8,740.71	(14.95)	14,037.53
Q2 2009	17.42	10,263.34	20.68	16,940.50
Q3 2009	17.75	12,085.08	19.28	20,206.62
Q4 2009	5.65	12,767.89	3.88	20,990.64
2010
Q1 2010	10.40	14,095.75	8.85	22,848.31
Q2 2010	(9.73)	12,724.23	(9.92)	20,581.76
Q3 2010	12.59	14,326.21	11.29	22,905.44
Q4 2010	13.12	16,205.81	16.25	26,627.58
2011
Q1 2011	5.84	17,152.23	7.94	28,741.81
Q2 2011	(1.66)	16,867.50	(1.61)	28,279.06
Q3 2011	(18.94)	13,672.80	(21.87)	22,094.43

Average Annual Total Returns
	3Q 2011	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	–18.94%	–20.28%	–4.56%	–4.58%	3.18%	8.90%	08/03/92
Institutional Shares1	–18.89%	–20.22%	–4.34%	–4.31%	3.58%	8.13%	01/06/93

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact the Funds at (800) 326-2151.

This table shows how the Fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on Fund distributions or the redemption of Fund shares. When assessing performance, investors should consider both short- and long-term returns.

PEAR TREE COLUMBIA MICRO CAP FUND

INVESTMENT PROFILE

All Data as of September 30, 2011
Fund Information
Net Assets Under Management	$0.7 Million
Number of Companies	96
Price to Book Ratio	2.4
Price to Earnings Ratio	11.5
	Ordinary	Institutional
Total Expense Ratio (Net)	2.00%	2.00%
Ticker Symbol	PTFMX	MICRX

Investment Commentary

For the period ended September 30, 2011 the Pear Tree Columbia Micro Cap Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the Russell Micro Cap Index (the “Index”). During that period, the Fund achieved a return of –5.10% at net asset value compared to –8.66% for the Index.

Market Conditions and Investment Strategies

Watching the stock market during this period was like watching a train wreck in slow motion. The train was travelling along gaining speed mid-year and the scenery, corporate earnings, was a sight to behold. July, 2011 wasn’t a bad month for equity markets but the train suddenly began to lose steam. On August 5, 2011, Standard & Poor’s downgraded the credit rating of U.S. Treasury bonds from AAA to AA+. Stock markets around the world then experienced their most volatile week since the 2008 financial crisis began. The train suddenly felt out of control and the passengers were beginning to worry. Markets deteriorated further in August and September 2011 following reports that the economy had weakened significantly, the debt crisis in Europe was worsening, and that China’s economy was beginning to slow. The six-month period ended September 30, 2011 concluded with investors wondering just where this train is headed.

Smaller cap stocks were hard hit in the selloff. Our strategy of buying a basket of diversified, quantitatively attractive companies helped mitigate the downside, but the absolute losses suffered were still great. Within the Russell Microcap Index, all sectors lost ground during the period covered by this report with Energy and Materials the worst performers posting losses of over 16% and 13%, respectively. Information Technology, Industrials and Consumer Discretionary were all down more than 7%. Utilities was the best of the worst, declining less than 1% for the period.

Our best area of outperformance came from Health Care where security selection added 0.5% of relative return. Sector allocation was also beneficial as we were underweight in four of the five sectors that trailed the benchmark. We conceded about 0.5% of relative return due to our stock selection in Consumer Discretionary. Overall, security selection hurt the portfolio by approximately 1% during the reporting period.

The reporting period is unusual because the Fund’s inception was only about three weeks before the end of the period ended September 30, 2011. There are two aspects of a truncated reporting period we would highlight. First, transaction costs had more impact than we anticipate they will have going forward as we deployed cash for initial purchases. Excluding transaction costs, our measures indicate the portfolio holdings performed in-line with the benchmark. Second, the nature of quantitative strategies used by the subadviser to manage the Fund’s assets is that they are expected to add alpha over the longer term. We are confident in the prospects of the Fund, but it is difficult to draw any conclusions based on the Fund’s limited history.

A Look Ahead

Clearly the economy and the equity markets are seeing difficult times. Pessimism is pervasive and things appear to be bleak. However, there is a saying in the financial world that goes: “Every recession sows the seeds of its own recovery.” If history is any guide this may bode well in the intermediate term for the micro caps. This asset class typically flourishes towards the later part of an economic contraction in anticipation of an imminent recovery, and economic sign posts indicate this phase may be near on the horizon

PEAR TREE COLUMBIA MICRO CAP FUND

Top 10 Holdings
Percentage of total net assets	12.5%
IDT Corporation	1.8%
Continucare Corporation	1.7%
Hi-Tech Pharmacal Co., Inc.	1.2%
Renaissance Learning, Inc.	1.2%
BioScrip, Inc.	1.1%
U.S. Physical Therapy, Inc.	1.1%
Echo Global Logistics, Inc.	1.1%
The Ensign Group, Inc.	1.1%
Medifast, Inc.	1.1%
Walker & Dunlop, Inc.	1.1%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Financials	21.5%
Industrials	17.9%
Health Care	16.0%
Information Technology	15.6%
Consumer Discretionary	11.5%
Materials	4.7%
Consumer Staples	2.5%
Telecommunication Services	1.8%
Energy	1.7%
Cash and Other Assets (Net)	6.8%

Performance information for Pear Tree Columbia Micro Cap Fund (″Value of a $10,000 Investment″ and ″Average Annual Total Returns″) is not included because the Fund only accepted its first investors on September 7, 2011.

PEAR TREE QUALITY FUND

INVESTMENT PROFILE

All Data as of September 30, 2011
Fund Information
Net Assets Under Management	$69.8 Million
Number of Companies	78
Price to Book Ratio	3.1
Price to Earnings Ratio	12.2
	Ordinary	Institutional
Total Expense Ratio (Net)	1.51%	1.00%
Ticker Symbol	USBOX	QGIAX

Investment Commentary

For the semi-annual period ended September 30, 2011, the Pear Tree Quality Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, S&P 500 (the “Index”). During that period, the Fund achieved a return of –3.16% at net asset value compared to –13.78% for the Index.

Market Conditions and Investment Strategies

The Fund’s subadviser currently chooses securities for the Fund by periodically selecting a mutual fund (the “Target Portfolio”) and monitoring the Target Portfolio’s holdings. The Fund’s investment adviser, at the direction of the investment manager, rebalances the Fund’s portfolio to correspond to the Target Portfolio’s most recent holdings as publicly reported. From April 1, 2011 to September 30, 2011, the Fund’s Ordinary Shares, when compared to the Target Portfolio, had a tracking error of 0.28%.

Over the previous six months, the Consumer Staples sector was the largest positive contributor to the Fund’s performance. The fact that the Fund has no position in the Financial sector also provided strong outperformance relative to the benchmark. The Fund’s overweight positions in the Healthcare and Information Technology sectors also contributed to outperformance.

The greatest detractor to performance came from the Utilities sector where the underweighting negatively affected relative performance. Other detractors were sector allocations in Telecommunications Services and Consumer Discretionary.

Portfolio Changes

We expect the Fund to have a relatively low turnover rate given the historical stability and relatively low turnover rate of the current Target Portfolio.

For the six-month period ended September 30, 2011, the Fund rebalanced the holdings twice to replicate the publicly disclosed holdings of the current Target Portfolio. The two rebalances resulted in the sale of two Consumer Discretionary positions. Also as a result of the rebalances, the Fund opened new positions in four Consumer Staples companies, five Healthcare companies and one Technology company.

A Look Ahead

For the foreseeable future, the Fund’s investment manager expects the Target Portfolio to remain the same. For more information on the selection of the Target Portfolio(s), please see the Fund’s Prospectus.

The Fund’s target portfolio is GMO Quality Funds III (GQETX) and the Fund is managed by Robert von Pentz, CFA of Columbia Partners, L.L.C. Investment Management.

PEAR TREE QUALITY FUND

Top 10 Holdings
Percentage of total net assets	45.2%
Johnson & Johnson	6.1%
Microsoft Corporation	5.7%
Philip Morris International, Inc.	5.3%
Oracle Corporation	4.5%
Cisco Systems, Inc.	4.5%
The Coca-Cola Company	4.5%
Pfizer, Inc.	4.0%
Apple, Inc.	3.9%
Wal-Mart Stores, Inc.	3.6%
Procter & Gamble Company	3.1%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Consumer Staples	31.1%
Information Technology	27.5%
Health Care	26.0%
Energy	11.2%
Consumer Discretionary	2.3%
Industrials	1.3%
Telecommunication Services	0.0%
Cash and Other Assets (Net)	0.6%

Value of a $10,000 Investment

Pear Tree Quality (PTQ) Ordinary Shares vs.
S&P 500 Index

Pear Tree Quality

	QQ	QQ	S&P 500	S&P 500
Period	% Return	Cumulative	% Return	Cumulative
2001
Q3 2001		$ 10,000.00		$ 10,000.00
Q4 2001	15.18	11,518.00	10.69	11,069.00
2002
Q1 2002	(3.31)	11,136.75	0.28	11,099.99
Q2 2002	(14.22)	9,553.11	(13.40)	9,612.59
Q3 2002	(13.50)	8,263.44	(17.28)	7,951.54
Q4 2002	5.65	8,730.32	8.44	8,622.65
2003
Q1 2003	(5.05)	8,289.44	(3.15)	8,351.03
Q2 2003	10.75	9,180.56	15.39	9,636.26
Q3 2003	1.60	9,327.45	2.65	9,891.62
Q4 2003	10.67	10,322.68	12.18	11,096.42
2004
Q1 2004	2.18	10,547.72	1.69	11,283.95
Q2 2004	(1.80)	10,357.86	1.72	11,478.03
Q3 2004	(0.92)	10,262.57	(1.87)	11,263.39
Q4 2004	9.27	11,213.91	9.23	12,303.00
2005
Q1 2005	(0.62)	11,144.38	(2.15)	12,038.49
Q2 2005	1.94	11,360.58	1.37	12,203.42
Q3 2005	6.09	12,052.44	3.61	12,643.96
Q4 2005	2.86	12,397.14	2.09	12,908.22
2006
Q1 2006	3.07	12,777.73	4.21	13,451.65
Q2 2006	(1.15)	12,630.79	(1.44)	13,257.95
Q3 2006	6.37	13,435.37	5.67	14,009.68
Q4 2006	7.38	14,426.90	6.70	14,948.32
2007
Q1 2007	2.40	14,773.15	0.64	15,043.99
Q2 2007	3.70	15,319.75	6.28	15,988.76
Q3 2007	(0.96)	15,172.68	2.03	16,313.33
Q4 2007	(6.90)	14,125.77	(3.33)	15,769.77
2008
Q1 2008	(10.50)	12,642.56	(9.45)	14,279.53
Q2 2008	(0.21)	12,616.01	(2.73)	13,889.69
Q3 2008	(14.03)	10,845.99	(8.37)	12,727.13
Q4 2008	(23.84)	8,260.30	(21.94)	9,934.41
2009
Q1 2009	(10.24)	7,414.45	(11.01)	8,840.63
Q2 2009	15.53	8,565.91	15.93	10,248.95
Q3 2009	8.82	9,321.43	15.61	11,848.81
Q4 2009	7.00	9,973.92	6.04	12,564.48
2010
Q1 2010	2.80	10,253.19	5.39	13,241.70
Q2 2010	(12.14)	9,008.46	(11.43)	11,728.18
Q3 2010	6.81	9,621.93	11.29	13,052.29
Q4 2010	11.01	10,681.31	10.76	14,456.32
2011
Q1 2011	5.37	11,254.89	5.92	15,311.99
Q2 2011	3.64	11,664.57	0.10	15,327.15
Q3 2011	(6.56)	10,899.38	(13.87)	13,201.27

Average Annual Total Returns
	3Q 2011	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	–6.56%	–3.16%	13.29%	–4.09%	0.87%	8.22%	05/06/85
Institutional Shares1	–6.45%	–2.96%	13.65%	–4.02%	1.16%	6.42%	03/25/91

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact the Funds at (800) 326-2151.

This table shows how the Fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on Fund distributions or the redemption of Fund shares. When assessing performance, investors should consider both short- and long-term returns.

PEAR TREE EMERGING MARKETS FUND

INVESTMENT PROFILE

All Data as of September 30, 2011
Fund Information
Net Assets Under Management	$137.1 Million
Number of Companies	229
Price to Book Ratio	1.3
Price to Earnings Ratio	8.2
	Ordinary	Institutional
Total Expense Ratio (Net)	1.76%	1.53%
Ticker Symbol	QFFOX	QEMAX

Investment Commentary

For the annual period ended September 30, 2011, the Pear Tree Emerging Markets Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, MSCI Emerging Markets (the “Index”). During that period, the Fund achieved a return of –22.00% at net asset value compared to –23.27% for the Index.

Market Conditions and Investment Strategies

On a sector basis, portfolio outperformance was primarily due to security selection in Consumer Staples and Energy. Sectors that detracted from relative portfolio value were Consumer Discretionary and Health Care. On a country basis, positions held in Taiwan and Brazil were the top contributors. Positions held in Indonesia and India detracted.

The top contributor to overall portfolio performance for the six-month period ended September 30, 2011 came from the Consumer Staples sector with an overweight position of the Taiwan-based President Chain Store Corporation. President Chain Store Corp. operates chains of convenience stores; most notably those under the 7-Eleven brand. Share values of President Chain Store Corp. were up approximately 31% for the period. The largest detractor from relative portfolio value stemmed from Materials with an overweight of the KP Chemical Corporation. KP Chemical, which is a South Korea-based manufacturer of petrochemicals, saw its shares decline by as much as 47% during the six months ended September 30, 2011.

The PanAgora Dynamic Alpha model performed well across the Index during the six month period ended September 30, 2011. Despite the recent market volatility, particularly in August and September, 2011 the top ranking alpha deciles of securities showed strong outperformance. Regarding the underlying factor composites utilized by the proprietary alpha model of the Fund’s subadviser, Quality factors have continued to work well throughout 2011; particularly Earnings Quality. Valuation as a theme did not work well during the six-month period. The performance of Momentum factors was generally mixed.

Portfolio Changes

There were no significant portfolio changes during the six-month period ended September 30, 2011.

A Look Ahead

As a quantitative investment firm, the Fund’s subadviser tends not to provide strategy-specific forward looking commentary. It believes that its systematic investment approach ensures that it delivers a portfolio of its highest conviction of ideas to all of our clients.

The Fund’s portfolio is managed by a team of portfolio managers at PanAgora Asset Management, Inc.

PEAR TREE EMERGING MARKETS FUND

Top 10 Holdings
Percentage of total net assets	20.5%
Samsung Electronics Co., Ltd.	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.7%
Vale SA	2.5%
Petroleo Brasileiro SA	2.1%
CNOOC Limited	1.8%
Gazprom	1.8%
China Mobile Limited	1.7%
LUKoil	1.6%
China Construction Bank Corporation	1.5%
Hyundai Motor Company	1.5%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Financials	21.3%
Energy	15.0%
Materials	13.7%
Information Technology	13.2%
Consumer Discretionary	9.6%
Consumer Staples	9.4%
Industrials	7.9%
Telecommunication Services	6.6%
Health Care	1.9%
Utilities	1.4%
Cash and Other Assets (Net)	0.0%

Top 10 Country Allocations
Percentage of total net assets	91.5%
China	18.2%
South Korea	16.4%
Taiwan	13.9%
Brazil	12.8%
Russia	6.3%
South Africa	6.3%
India	6.2%
Malaysia	4.5%
Mexico	4.4%
Indonesia	2.5%

Value of a $10,000 Investment

Pear Tree Emerging Markets (PTEM) Ordinary Shares
vs. MSCI EM Index

Pear Tree Emerging Markets
			MSCI	MSCI
	QEM	QEM	EMG. MKT	EMG. MKT
Period	% Return	Cumulative	% Return	Cumulative
2001
Q3 2001		$ 10,000.00		$ 10,000.00
Q4 2001	19.48	11,948.00	26.58	12,658.00
2002
Q1 2002	8.71	12,988.67	11.33	14,092.15
Q2 2002	(8.98)	11,822.29	(8.44)	12,902.77
Q3 2002	(11.08)	10,512.38	(16.35)	10,793.17
Q4 2002	9.87	11,549.95	10.04	11,876.80
2003
Q1 2003	(4.38)	11,044.06	(6.00)	11,164.20
Q2 2003	22.55	13,534.50	23.29	13,764.34
Q3 2003	16.80	15,808.29	14.23	15,723.00
Q4 2003	32.05	20,874.85	17.81	18,523.27
2004
Q1 2004	10.14	22,991.56	9.72	20,323.73
Q2 2004	(11.88)	20,260.17	(9.57)	18,378.75
Q3 2004	11.52	22,594.14	8.26	19,896.84
Q4 2004	17.10	26,457.73	17.27	23,333.02
2005
Q1 2005	0.71	26,645.58	1.94	23,785.68
Q2 2005	1.83	27,133.20	4.24	24,794.19
Q3 2005	19.53	32,432.31	18.11	29,284.42
Q4 2005	5.70	34,280.95	7.20	31,392.90
2006
Q1 2006	14.08	39,107.71	12.12	35,197.72
Q2 2006	(6.15)	36,702.59	(4.27)	33,694.78
Q3 2006	4.51	38,357.87	5.01	35,382.88
Q4 2006	17.52	45,078.17	17.64	41,624.42
2007
Q1 2007	5.28	47,458.30	2.35	42,602.60
Q2 2007	17.65	55,834.69	15.05	49,014.29
Q3 2007	15.44	64,455.57	14.52	56,131.16
Q4 2007	1.72	65,564.20	3.66	58,185.56
2008
Q1 2008	(13.61)	56,640.91	(10.92)	51,831.70
Q2 2008	(1.55)	55,762.98	(0.80)	51,417.05
Q3 2008	(28.81)	39,697.67	(26.86)	37,606.43
Q4 2008	(32.62)	26,748.29	(27.56)	27,242.10
2009
Q1 2009	(1.04)	26,470.10	1.02	27,519.97
Q2 2009	30.76	34,612.31	34.84%	37,107.92
Q3 2009	20.23	41,614.38	21.04%	44,915.43
Q4 2009	9.50	45,567.75	8.57%	48,764.68
2010
Q1 2010	2.56	46,734.28	2.45%	49,959.42
Q2 2010	(8.71)	42,663.72	(8.29)	45,817.78
Q3 2010	18.27	50,458.39	18.16	54,138.29
Q4 2010	8.16	54,575.79	7.36	58,122.87
2011
Q1 2011	2.65	56,022.05	7.94	62,737.82
Q2 2011	0.24	56,156.50	-1.04	62,085.35
Q3 2011	(22.19)	43,695.37	-22.46	48,140.98

Average Annual Total Returns
	3Q 2011	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	–22.19%	–22.00%	–13.40%	2.64%	15.89%	5.71%	09/30/94
Institutional Shares1	–22.14%	–21.90%	–13.20%	2.90%	16.29%	7.63%	04/02/96

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact the Funds at (800) 326-2151.

This table shows how the Fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on Fund distributions or the redemption of Fund shares. When assessing performance, investors should consider both short- and long-term returns.

PEAR TREE POLARIS FOREIGN VALUE FUND

INVESTMENT PROFILE

All Data as of September 30, 2011
Fund Information
Net Assets Under Management	$369.5 Million
Number of Companies	50
Price to Book Ratio	1.2
Price to Earnings Ratio	11.2
	Ordinary	Institutional
Total Expense Ratio (Net)	1.62%	1.37%
Ticker Symbol	QFVOX	QFVIX

Investment Commentary

For the semi-annual period ended September 30, 2011, the Pear Tree Polaris Foreign Value Fund’s Ordinary Shares (the “Fund”) underperformed its benchmark, MSCI EAFE Index (the “Index”). During that period, the Fund returned –19.96% at net asset value compared to –17.47% for the Index.

Market Conditions and Investment Strategies

The Fund’s decline for the semi-annual period ended September 30, 2011 was in line with global markets, which reacted to the U.S. credit downgrade and ongoing European sovereign debt crisis. Yet volatility brought opportunity. The Fund capitalized on nervous investor behavior, unearthing fundamentally-strong companies with both good management and good free cash flow that had reached extraordinarily compelling stock prices.

Top sector performers for the semi-annual period ended September 30, 2011 included consumer staples, utilities and telecommunication services. The consumer staples sector benefitted from Japanese companies, Asahi Group Holdings Ltd., Meiji Holdings Co Ltd. and Nichirei Corp., all of which turned in solid positive performances. Japanese telecom operator KDDI Corp. was the telecom sector’s top contributor due to its sales growth (fixed line and smart phones) in combination with lowered operating costs.

Holdings in economically-sensitive sectors fell in value over that period due to volatile conditions. Higher raw material prices negatively impacted Irish containerboard and corrugated packaging firm Smurfit Kappa. Declines in chemical companies, BASF SE and Solvay, stemmed from company concerns about near term growth prospects. In industrials, Finnish construction services company YIT was down on concerns of margin erosion, as cost inflation may be outpacing the company’s ability to raise prices.

Financials were another detractor to performance, as KBC Groep, DNB Nor and Svenska Handlesbanken (the latter two in arguably good economies) dragged down returns. None of these stocks dropped due to fundamental business concerns; rather, they fell in sympathy with the overall European banking market. State Bank of India has not yet recovered from the impact of new provisioning regulations.

Portfolio Changes

During the six month period ended September 30, 2011, the Fund sold off some industrial holdings including two takeover candidates, Demag Cranes and Tognum, as they reached valuation limits. This raised cash to deploy for bargain stocks in down markets. This strategy was executed during the period, buying positions in four new companies (one each in telecom, healthcare, utilities and energy) that offered inexpensive valuations, stable cash flow and good management execution.

Among the new holdings, Guangdong Investment was a strong performer during the period covered by this report, serving the Chinese water utility markets in Hong Kong, Shenzhen and Dongguan. Deutsche Telekom underperformed due to anti-trust concerns related to the AT&T takeover of DT’s T-Mobile USA unit. However, DT stands to earn a termination fee of at least $3 billion from AT&T, equivalent to 5.5% of its market value, if the $39 billion sale of T-Mobile USA falls through.

PEAR TREE POLARIS FOREIGN VALUE FUND

A Look Ahead

The Fund’s subadviser believes that most of the Fund’s companies are now in a strong position to weather economic uncertainty, bolstered by leaner cost structures and conservative balance sheets. However, it continues to adapt the portfolio, working diligently on continued de-risking strategies, while holding cash in anticipation of reinvestment in resilient defensive names.

Economic uncertainty will continue and the Fund’s subadviser stands by its expectation that the economy will remain slow, steady and mixed. When the world moves beyond current macro-economic concerns, it expects valuations to return to more normalized levels — offering potential for improved returns.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

PEAR TREE POLARIS FOREIGN VALUE FUND

Top 10 Holdings
Percentage of total net assets	26.5%
Samsung Electronics Company Ltd.	3.1%
Asahi Breweries Ltd.	2.8%
Kone OYJ-B	2.8%
Meiji Holdings Co., Ltd.	2.7%
Taylor Wimpey plc	2.6%
Showa Denko K.K.	2.6%
Nichirei Corporation	2.6%
KDDI Corporation	2.5%
Investor AB, Class B	2.4%
Duni AB	2.4%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Materials	17.3%
Financials	14.3%
Consumer Discretionary	13.2%
Industrials	10.7%
Consumer Staples	10.2%
Telecommunication Services	6.2%
Information Technology	5.4%
Energy	5.3%
Health Care	4.3%
Utilities	2.6%
Cash and Other Assets (Net)	10.5%

Top 10 Country Allocations
Percentage of total net assets	73.0%
Japan	18.0%
Germany	11.3%
United Kingdom	10.0%
Sweden	7.2%
Ireland	5.3%
France	5.2%
Finland	5.1%
South Korea	4.9%
South Africa	3.5%
India	2.5%

Value of a $10,000 Investment

Pear Tree Foreign Value (PTFV) Ordinary Shares vs.
MSCI EAFE Index

Pear Tree Foreign Value
			MSCI	MSCI
	QFV	QFV	EAFE	EAFE
Period	% Return	Cumulative	% Return	Cumulative
2001
Q3 2001		$ 10,000.00		$ 10,000.00
Q4 2001	16.65	11,665.00	6.97	10,697.00
2002
Q1 2002	14.30	13,333.10	0.57	10,757.97
Q2 2002	(2.38)	13,015.77	(1.94)	10,549.27
Q3 2002	(17.37)	10,754.93	(19.69)	8,472.12
Q4 2002	8.54	11,673.40	6.48	9,021.11
2003
Q1 2003	(7.25)	10,827.08	(8.13)	8,287.69
Q2 2003	22.56	13,269.67	19.57	9,909.60
Q3 2003	12.87	14,977.47	8.18	10,720.20
Q4 2003	15.67	17,324.44	17.11	12,554.43
2004
Q1 2004	9.22	18,921.76	4.40	13,106.82
Q2 2004	0.15	18,950.14	0.44	13,164.49
Q3 2004	3.48	19,609.60	(0.23)	13,134.21
Q4 2004	13.30	22,217.68	15.36	15,151.63
2005
Q1 2005	3.04	22,893.10	(0.10)	15,136.48
Q2 2005	(2.39)	22,345.95	(0.75)	15,022.95
Q3 2005	9.97	24,573.85	10.44	16,591.35
Q4 2005	4.30	25,630.52	4.12	17,274.91
2006
Q1 2006	13.06	28,977.87	9.47	18,910.85
Q2 2006	(1.71)	28,482.35	0.94	19,088.61
Q3 2006	3.63	29,516.25	3.99	19,850.25
Q4 2006	13.78	33,583.59	10.40	21,914.67
2007
Q1 2007	5.34	35,376.96	4.15	22,824.13
Q2 2007	2.64	36,310.91	6.67	24,346.50
Q3 2007	(1.94)	35,606.48	2.23	24,889.43
Q4 2007	(7.43)	32,960.92	1.71	25,315.04
2008
Q1 2008	(2.02)	32,295.11	(8.82)	23,082.25
Q2 2008	(12.63)	28,216.23	(1.93)	22,636.76
Q3 2008	(24.31)	21,356.87	(20.50)	17,996.23
Q4 2008	(26.53)	15,690.89	(19.90)	14,414.98
2009
Q1 2009	(9.32)	14,228.50	(13.85)	12,418.50
Q2 2009	36.87	19,474.55	25.84%	15,627.44
Q3 2009	26.73	24,680.09	19.52%	18,677.92
Q4 2009	0.48	24,798.56	2.23%	19,094.44
2010
Q1 2010	5.60	26,187.28	0.94%	19,273.93
Q2 2010	(12.69)	22,864.11	-13.75%	16,623.76
Q3 2010	18.49	27,091.69	16.53%	19,371.67
Q4 2010	9.86	29,762.93	6.65%	20,659.89
2011
Q1 2011	4.86	31,209.41	3.45%	21,372.65
Q2 2011	-0.14	31,165.71	1.83%	21,763.77
Q3 2011	-19.85	24,979.32	-18.95%	17,639.54

Average Annual Total Returns
	3Q 2011	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	–19.85%	–19.96%	–7.80%	–3.29%	9.59%	4.86%	05/15/98
Institutional Shares1	–19.84%	–19.89%	–7.56%	–3.09%	9.84%	6.72%	12/18/98

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact the Funds at (800) 326-2151.

This table shows how the Fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on Fund distributions or the redemption of Fund shares. When assessing performance, investors should consider both short- and long-term returns.

PEAR TREE FOREIGN VALUE SMALL CAP FUND

INVESTMENT PROFILE

All Data as of September 30, 2011
Fund Information
Net Assets Under Management	$84.4 Million
Number of Companies	65
Price to Book Ratio	1.3
Price to Earnings Ratio	10.2
	Ordinary	Institutional
Total Expense Ratio (Net)	1.67%	1.39%
Ticker Symbol	QUSOX	QUSIX

Investment Commentary

For the semi-annual period ended September 30, 2011, the Pear Tree Polaris Foreign Value Small Cap Fund’s Ordinary Shares (the “Fund”) underperformed its benchmark, the S&P EPAC Small Cap Index (the “Index”). During that period, the Fund achieved a return of –18.50% at net asset value compared to –18.17% for the Index.

Market Conditions and Investment Strategies

Recent global growth has stemmed from emerging markets, but at times, short-term risks (e.g., high inflation, high interest rates) can negatively impact countries like China and India. Both countries are predicting a slowdown in demand, but not panic-inducing negative GDP growth. Still, investors have remained pessimistic about the growth prospects, resulting in extreme market volatility over the past six months. As expected, emerging markets and cyclical names were dismissed in favor of defensive stock stability.

The Fund’s holdings in defensive sectors offered the strongest returns. In the telecom sector, Alternative Networks experienced double-digit returns during the six-month period ended September 30, 2011, as it continued to gain market share and customers. M1 Ltd. also posted positive numbers, benefitting from good product diversification and steady cash flows. Utilities’ returns were bolstered on Manila Water Company, as well as Brazilian electricity distribution companies, which are addressing increasing demand in rural Brazil. In healthcare, Sigma Pharmaceuticals’ total return for the six-month period ended September 30, 2011 was 75%, a strong contributor to performance. Germany medical equipment manufacturer Draegerwerk AG also posted solid returns for the period.

Few of the Fund’s companies suffered any fundamental deterioration in cash flows; yet holdings in economically-sensitive sectors declined along with global markets. Industrials were negatively impacted by Bobst Group, Transcom Worldwide, Hampson Industries and Sichuan Expressway Co. Sichuan was impacted by Chinese discontent with expensive toll roads; however, the Chinese government isn’t likely to succumb to pressure to reduce rates. In consumer discretionary, Samson Holding Ltd. issued a profit warning, as the Chinese maker of furniture sold in the U.S., expressed continued concern about the U.S. housing market.

Portfolio Changes

During the six-month period ended September 30, 2011, the Fund sold four stocks including takeover target Demag Cranes, which reached its valuation limit on positive news of its acquisition by Terex, a U.S. construction equipment maker. Three other companies were sold due to concerns about corporate governance standards. The sales allowed us to bolster our current holdings and to establish a new position in Nichirei Corp., a Japanese cold storage company benefitting from stable food consumption trends.

Fund management continues to adapt the portfolio, working diligently on de-risking strategies, pinpointing companies with low cash flow volatility. The Fund maintains a healthy cash position, awaiting opportunities for re-investment, with a focus on defensive names that are more resilient in difficult macro-economic conditions. Market weakness and volatility have been presenting attractive names, some of which may get added to the portfolio.

PEAR TREE FOREIGN VALUE SMALL CAP FUND

A Look Ahead

The Fund’s subadviser believes that most of the Fund’s companies are now in a strong position to weather economic uncertainty, bolstered by leaner cost structures and conservative balance sheets. Although such companies remain fundamentally strong, if history is any indication, investor nervousness will sideline stocks in emerging markets, small caps and cyclical sectors. When this sentiment subsides, the Fund’s subadviser expects valuations to return to more normalized levels — offering the potential for good returns.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

PEAR TREE FOREIGN VALUE SMALL CAP FUND

Top 10 Holdings
Percentage of total net assets	22.8%
Alternative Networks PLC	3.4%
Manila Water Company, Inc.	2.5%
Sigma Pharmaceutical Ltd.	2.4%
M1 Ltd.	2.3%
Galliford Try PLC	2.2%
Metorex Limited	2.1%
Equatorial Energia S.A.	2.1%
DaiichiKosho Co. Ltd.	2.0%
Dr|$$|Adagerwerk AG	1.9%
Kinepolis Group	1.9%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Consumer Discretionary	22.3%
Industrials	15.4%
Consumer Staples	12.2%
Financials	9.8%
Information Technology	6.9%
Health Care	6.9%
Materials	6.0%
Telecommunication Services	5.7%
Utilities	5.0%
Energy	1.2%
Cash and Other Assets (Net)	8.6%

Top 10 Country Allocations
Percentage of total net assets	69.4%
United Kingdom	17.3%
Japan	8.8%
India	8.6%
China	8.3%
Ireland	6.6%
Australia	4.9%
Sweden	4.1%
Norway	3.7%
Singapore	3.6%
South Africa	3.5%

Value of a $10,000 Investment

Pear Tree Foreign Value Small Cap (PTFVSC) Ordinary Shares vs. S&P EPAC Small Cap Index

Pear Tree Foreign Value Small Cap
			S&P	S&P
	QFV	QFV	EPAC SC	EPAC SC
Period	% Return	Cumulative	% Return	Cumulative

2008
April 2008		$ 10,000.00		$ 10,000.00
May 2008	2.80	10,280.00	1.55	10,155.00
June 2008	(7.49)	9,510.03	(8.50)	9,291.83
July 2008	(3.58)	9,169.57	(4.82)	8,843.96
August 2008	(2.29)	8,959.59	(3.86)	8,502.58
September 2008	(16.96)	7,440.04	(16.08)	7,135.37
October 2008	(27.96)	5,359.80	(24.79)	5,366.51
November 2008	(5.41)	5,069.84	(4.51)	5,124.48
December 2008	4.94	5,320.29	7.73	5,520.60
January 2009	(5.51)	5,027.14	(7.67)	5,097.17
February 2009	(6.24)	4,713.45	(9.88)	4,593.57
March 2009	3.43	4,875.12	6.53	4,893.53
April 2009	23.03	5,997.86	16.14	5,683.35
May 2009	25.13	7,505.12	12.90	6,416.50
June 2009	-	7,505.12	0.95	6,477.46
July 2009	8.49	8,142.31	7.49	6,962.62
August 2009	7.83	8,779.85	7.70	7,498.74
September 2009	7.14	9,406.73	5.11	7,881.92
October 2009	0.11	9,417.08	(2.56)	7,680.15
November 2009	1.61	9,568.69	0.67	7,731.60
December 2009	1.99	9,759.11	1.07	7,814.33
January 2010	0.31	9,789.36	(1.81)	7,672.89
February 2010	1.66	9,951.87	(1.38)	7,567.01
March 2010	5.01	10,450.45	7.31	8,120.16
April 2010	2.63	10,725.30	1.15	8,213.54
May 2010	(10.52)	9,597.00	(12.00)	7,227.91
June 2010	(0.64)	9,535.58	(0.01)	7,227.19
July 2010	7.46	10,246.93	8.48	7,840.06
August 2010	(2.48)	9,992.81	(3.10)	7,597.01
September 2010	10.78	11,070.03	11.43	8,465.35
October 2010	3.12	11,415.42	3.91	8,796.35
November 2010	(2.67)	11,110.63	(4.23)	8,424.26
December 2010	6.01	11,778.38	10.71	9,326.50
January 2011	(1.08)	11,651.17	1.34	9,451.48
February 2011	(0.36)	11,609.22	2.38	9,676.42
March 2011	1.82	11,820.51	0.57	9,731.58
April 2011	4.74	12,380.81	5.72	10,288.22
May 2011	(2.22)	12,105.95	(2.35)	10,046.45
June 2011	(1.57)	11,915.89	(1.21)	9,924.89
July 2011	0.44	11,968.32	(1.04)	9,821.67
August 2011	(9.44)	10,838.51	(8.39)	8,997.63
September 2011	(11.11)	9,634.35	(11.12)	7,997.09

Average Annual Total Returns
	3Q 2011	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	–19.15%	–18.50%	–12.97%			–1.13%	5/1/2008
Institutional Shares1	–19.10%	–18.38%	–12.69%			–0.91%	5/1/2008

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact the Funds at (800) 326-2151.

This table shows how the Fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on Fund distributions or the redemption of Fund shares. When assessing performance, investors should consider both short- and long-term returns.

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Common Stock—97.5%

	Shares	Value
AIR FREIGHT & LOGISTICS—0.1%
Echo Global Logistics, Inc. (a)	3,134	$ 41,682
XPO Logistics, Inc. (a)	3,423	26,255
		67,937
BANKS—3.1%
Arlington Asset Investment Corp.	1,599	38,456
California First National Bancorp	2,567	39,301
Citizens & Northern Corporation	2,574	38,250
CoBiz Financial, Inc.	110,615	494,449
F.N.B. Corporation	144,169	1,235,528
Pinnacle Financial Partners, Inc. (a)(b)	59,954	655,897
United Bankshares, Inc. (b)	12,827	257,694
		2,759,575
BEVERAGES—0.1%
Coffee Holding Co., Inc. (b)	2,089	15,668
National Beverage Corp.	2,520	38,203
		53,871
CHEMICALS—0.0%
TPC Group, Inc. (a)	1,437	28,855
COMMERCIAL SERVICES & SUPPLIES—9.7%
Acacia Research Corporation—Acacia Technologies (a)	111,829	4,024,726
American Public Education, Inc. (a)	1,007	34,238
Brightpoint, Inc. (a)	4,299	39,594
Collectors Universe, Inc.	2,438	35,961
Core-Mark Holding Company, Inc. (a)	1,187	36,358
DXP Enterprises, Inc. (a)	1,853	34,892
Heartland Payment Systems, Inc.	42,172	831,632
Hudson Highland Group, Inc. (a)	9,016	30,835
Insperity, Inc.	12,884	30,406
Insignia Systems, Inc.	1,794	39,917
Intersections, Inc.	2,836	36,442
Kforce, Inc. (a)	114,440	1,122,656
LML Payment Systems, Inc. (a)	14,432	25,400
Perma-Fix Environmental Services, Inc. (a)	29,811	35,773
SeaCube Container Leasing Ltd.	3,260	39,544
Standard Parking Corporation (a)	2,588	40,476
U.S. Ecology, Inc.	47,618	736,650
Waste Connections, Inc.	47,032	1,590,622
		8,766,122

The accompanying notes are an integral part of these financial statements. 19

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
COMMUNICATIONS EQUIPMENT—1.8%
Clearfield, Inc. (a)	5,649	$ 33,329
Network Engines, Inc. (a)	32,673	37,900
NICE-Systems Ltd. (a)(c)	50,382	1,529,094
TeleNav, Inc. (a)	4,439	39,374
		1,639,697
COMPUTERS & PERIFERALS—0.0%
Presstek, Inc. (a)	35,826	24,147
CONSTRUCTION & ENGINEERING—0.3%
ENGlobal Corporation (a)	12,966	35,138
MasTec, Inc. (a)	13,217	232,751
		267,889
CONTAINERS & PACKAGING—0.8%
Sonoco Products Company	24,810	700,386
UFP Technologies, Inc. (a)	2,534	36,515
		736,901
DIVERSIFIED FINANCIALS—6.6%
Artio Global Investors, Inc.	4,816	38,335
Asta Funding, Inc.	4,972	40,323
BlackRock Kelso Capital Corporation (a)	4,711	34,390
Cascade Bancorp (a)(b)	4,625	26,964
Diamond Hill Investment Group, Inc.	563	39,067
Epoch Holding Corp.	2,994	40,629
EZCORP, Inc., Class A (a)	30,096	858,940
Federal Agricultural Mortgage Corp., Class C	2,172	41,333
First Cash Financial Services, Inc. (a)	77,039	3,231,786
Gladstone Investment Corporation	6,160	41,888
Hercules Technology Growth Capital, Inc.	70,406	599,859
Medallion Financial Corp.	4,189	38,958
Medley Capital Corp. (a)	73,304	738,904
Nicholas Financial, Inc.	3,630	35,465
Texas Pacific Land Trust	985	35,795
Tower Bancorp, Inc.	1,599	33,483
Walker & Dunlop, Inc. (a)	3,576	41,553
White River Capital, Inc.	2,105	40,774
		5,958,446
DIVERSIFIED TELECOMMUNICATION—0.1%
IDT Corp., Class B	3,244	66,178

20The accompanying notes are an integral part of these financial statements.

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS—4.4%
DDi Corp.	5,424	$ 39,270
Espey Manufacturing & Electronics Corp.	1,632	37,846
Finisar Corporation (a)	91,002	1,596,175
OCZ Technology Group, Inc. (a)(b)	133,187	645,957
OSI Systems, Inc. (a)	33,231	1,113,903
SL Industries, Inc. (a)	2,134	35,958
TESSCO Technologies, Inc.	2,773	36,853
Vishay Intertechnology, Inc. (a)	58,178	486,368
		3,992,330
ENERGY EQUIPMENT & SERVICES—6.5%
Core Laboratories N.V.	43,510	3,908,503
Dawson Geophysical Company (a)	47,197	1,112,905
Hornbeck Offshore Services, Inc. (a)	34,969	871,078
		5,892,486
FOOD & DRUG RETAILING—2.2%
United Natural Foods, Inc. (a)	52,475	1,943,674
FOOD PRODUCTS—3.5%
Andersons, Inc. (The)	26,392	888,355
Diamond Foods, Inc. (b)	15,481	1,235,229
Hain Celestial Group, Inc. (a)	32,578	995,258
		3,118,842
HEALTH CARE EQUIPMENT & SUPPLIES—6.2%
Accuray Incorporated (a)	65,569	263,587
Align Technology, Inc. (a)	53,577	812,763
ATRION Corp.	197	40,856
Computer Programs and Systems, Inc.	596	39,425
Natus Medical, Inc. (a)	64,278	611,284
SXC Health Solutions Corp. (a)	52,680	2,934,276
Syneron Medical Ltd. (a)	89,329	885,250
Theragenics Corp. (a)	26,181	34,559
		5,622,000
HEALTH CARE PROVIDERS & SERVICES—2.5%
Addus HomeCare Corp. (a)	8,526	34,871
BioScrip, Inc. (a)	6,630	42,167
Continucare Corporation (a)	10,133	64,649
Ensign Group, Inc. (The)	1,803	41,667
eResearch Technology, Inc. (a)	119,772	534,183
Henry Schein, Inc. (a)	23,237	1,440,926

The accompanying notes are an integral part of these financial statements. 21

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (continued)
Psychemedics Corp.	5,011	$ 35,729
U.S. Physical Therapy, Inc.	2,265	41,948
		2,236,140
HOTELS, RESTAURANTS & LEISURE—0.6%
Caribou Coffee Company, Inc. (a)	2,805	33,155
National CineMedia, Inc.	35,234	511,245
		544,400
INSURANCE—0.1%
Crawford & Company, Class B	6,179	33,119
Primus Guaranty, Ltd. (a)	7,066	37,238
		70,357
INTERNET & CATALOG RETAIL—0.1%
NutriSystem, Inc.	3,283	39,757
PC Mall, Inc. (a)	6,392	33,686
Systemax, Inc. (a)	3,139	39,928
		113,371
INTERNET SOFTWARE & SERVICES—3.0%
EasyLink Services International Corp. (a)	8,821	38,283
Ebix, Inc.	2,427	35,677
ICG Group, Inc. (a)	140,594	1,294,871
iPass, Inc.	28,561	35,701
LogMeIn, Inc. (a)	38,854	1,290,341
		2,694,873
IT CONSULTING & SERVICES—5.2%
Alliance Data Systems Corporation (a)	39,015	3,616,691
Computer Task Group, Inc. (a)	3,621	40,447
InterNAP Network Services Corporation (a)	201,987	993,776
Wayside Technology Group, Inc.	3,618	36,288
		4,687,202
LEISURE EQUIPMENT & PRODUCTS—1.0%
Callaway Golf Company	84,085	434,719
Polaris Industries, Inc.	9,138	456,626
Sturm, Ruger & Co., Inc.	1,295	33,644
		924,989
MACHINERY—4.6%
Gardner Denver, Inc.	52,280	3,322,394
Middleby Corporation (The) (a)	12,013	846,436
		4,168,830

22The accompanying notes are an integral part of these financial statements.

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
MEDIA—5.0%
Cinemark Holdings, Inc.	80,514	$ 1,520,104
IMAX Corporation (a)	19,058	275,960
Regal Entertainment Group, Class A (b)	141,820	1,664,967
TiVo Inc. (a)	112,591	1,051,600
		4,512,631
METALS & MINING—4.3%
Compass Minerals International, Inc.	48,998	3,272,086
Friedman Industries, Inc.	4,444	38,841
Great Northern Iron Ore Properties (b)	387	40,364
Mesabi Trust	1,642	34,236
Stillwater Mining Company (a)	57,787	491,190
		3,876,717
MULTILINE RETAIL—0.0%
Gordmans Stores, Inc. (a)	2,911	34,845
OIL & GAS—1.0%
Abraxas Petroleum Corp. (a)(b)	159,858	422,025
Adams Resources & Energy, Inc.	1,787	36,187
Alon USA Energy, Inc.	4,425	27,125
Natural Gas Services Group, Inc. (a)	33,415	428,714
		914,051
PERSONAL PRODUCTS—0.0%
Medifast, Inc. (a)	2,574	41,570
PHARMACEUTICALS—2.6%
Akorn, Inc. (a)	4,909	38,339
Depomed, Inc. (a)	6,641	35,861
DUSA Pharmaceuticals, Inc. (a)	9,771	36,153
Hi-Tech Pharmacal Co., Inc. (a)	1,361	45,730
Impax Laboratories, Inc. (a)	52,199	934,884
Obagi Medical Products, Inc. (a)	3,969	35,999
Par Pharmaceutical Companies, Inc. (a)	34,975	931,035
PharMerica Corp. (a)	2,890	41,240
Targacept, Inc. (a)	18,410	276,150
		2,375,391
REAL ESTATE—9.1%
American Campus Communities, Inc.	37,190	1,383,840
ARMOUR Residential REIT, Inc.	5,534	37,631
Dynex Capital, Inc.	4,766	38,414

The accompanying notes are an integral part of these financial statements. 23

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
REAL ESTATE (continued)
Entertainment Properties Trust	101,520	$ 3,957,250
Hersha Hospitality Trust	794,344	2,748,430
HFF, Inc., Class A (a)	3,882	33,928
Newcastle Investment Corp.	7,765	31,604
		8,231,097
ROAD & RAIL—0.1%
Pacer International, Inc. (a)	9,841	36,904
TravelCenters of America LLC (a)	9,724	34,326
		71,230
SEMICONDUCTOR EQUIPMENT & PRODUCTS—1.1%
8x8, Inc. (a)	9,157	37,269
MIPS Technologies, Inc. (a)	40,300	195,052
Tessera Technologies, Inc. (a)	62,181	742,441
		974,762
SOFTWARE—2.7%
Majesco Entertainment Company (a)	16,468	32,936
RealD, Inc. (a)	10,303	96,333
Renaissance Learning, Inc.	2,633	44,182
SuccessFactors, Inc. (a)	52,226	1,200,676
Verint Systems, Inc. (a)	38,849	1,021,340
		2,395,467
SPECIALTY RETAIL—3.1%
Chico’s FAS, Inc.	145,854	1,667,111
Monro Muffler Brake, Inc.	13,535	446,249
PC Connection, Inc. (a)	4,574	36,501
Pier 1 Imports, Inc. (a)	61,935	605,724
Sonic Automotive, Inc., Class A	3,052	32,931
Susser Holdings Corp. (a)	1,961	39,083
		2,827,599
TEXTILES & APPAREL—-1.9%
Body Central Corp. (a)	2,240	40,678
Crocs, Inc. (a)	20,045	474,465
DGSE Companies, Inc. (a)	4,439	35,956
GUESS?, Inc.	32,219	917,919
Kingold Jewelry, Inc. (a)	28,561	35,701
Maidenform Brands, Inc. (a)	10,716	250,862
		1,755,581

24The accompanying notes are an integral part of these financial statements.

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES—4.1%
SBA Communications Corp., Class A (a)	107,331	$ 3,700,773
TOTAL COMMON STOCK
(Cost $83,030,447)		88,090,826

Short Term Investments—1.8%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement .01%, 10/03/11, (Dated 09/30/11), Collateralized by $1,290,000 par U.S. Treasury Note-4.5% due 08/15/2039, Market Value $1,675,388, Repurchase Proceeds $1,642,285 (Cost $1,642,284)	$1,642,284	1,642,284
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)—99.3% (Cost $84,672,731)		89,733,110
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—4.9%
Money Market—4.9%
JP Morgan Prime Money Market Fund—Inst. (Cost $4,433,006)	4,433,006	4,433,006
TOTAL INVESTMENTS—104.2% (Cost $89,105,737)		94,166,116
OTHER ASSETS & LIABILITIES (NET)—(4.2%)		(3,844,167)
NET ASSETS—100%		$90,321,949

(a)	Non-income producing security
(b)	All or a portion of this security was out on loan.
(c)	ADR—American Depositary Receipts

The Portfolio is actively managed and holdings are subject to change.

There is no guarantee the Fund will continue to invest in the securities referenced.

Reference to specific securities or holdings should not be considered recommendations for action by investors.

The accompanying notes are an integral part of these financial statements.

PEAR TREE COLUMBIA MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Common Stock—93.2%
	Shares	Value
AIR FREIGHT & LOGISTICS—1.8%
Echo Global Logistics, Inc. (a)	591	$ 7,860
XPO Logistics, Inc. (a)	646	4,955
		12,815
BANKS—3.1%
Arlington Asset Investment Corp.	302	7,263
California First National Bancorp	484	7,410
Citizens & Northern Corporation	486	7,222
		21,895
BEVERAGES—1.4%
Coffee Holding Co., Inc.	394	2,955
National Beverage Corp.	476	7,216
		10,171
CHEMICALS—0.8%
TPC Group, Inc. (a)	271	5,442
COMMERCIAL SERVICES & SUPPLIES—13.2%
American Public Education, Inc. (a)	190	6,461
Brightpoint, Inc. (a)	811	7,469
Collectors Universe, Inc.	460	6,785
Core-Mark Holding Company, Inc. (a)	224	6,861
DXP Enterprises, Inc. (a)	350	6,591
Heartland Payment Systems, Inc.	364	7,178
Hudson Highland Group, Inc. (a)	1,701	5,817
Insignia Systems, Inc.	2,431	5,737
Insperity, Inc.	339	7,543
Intersections, Inc.	535	6,875
LML Payment Systems, Inc. (a)	2,723	4,792
Perma-Fix Environmental Services, Inc. (a)	5,625	6,750
SeaCube Container Leasing, Ltd.	615	7,460
Standard Parking Corporation (a)	488	7,632
		93,951
COMMUNICATIONS EQUIPMENT—2.9%
Clearfield, Inc. (a)	1,066	6,289
Network Engines, Inc. (a)	6,165	7,152
TeleNav, Inc. (a)	838	7,433
		20,874
COMPUTERS & PERIFERALS—0.6%
Presstek, Inc. (a)	6,760	4,556

26The accompanying notes are an integral part of these financial statements.

PEAR TREE COLUMBIA MICRO CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
CONSTRUCTION & ENGINEERING—0.9%
ENGlobal Corporation (a)	2,447	$ 6,631
CONTAINERS & PACKAGING—1.0%
UFP Technologies, Inc. (a)	478	6,888
DIVERSIFIED FINANCIALS—12.8%
Artio Global Investors, Inc.	909	7,236
Asta Funding, Inc.	838	6,796
BlackRock Kelso Capital Corporation (a)	889	6,490
Cascade Bancorp (a)	873	5,090
Diamond Hill Investment Group, Inc.	106	7,355
Epoch Holding Corp.	565	7,667
Federal Agricultural Mortgage Corp., Class C	410	7,802
Gladstone Investment Corporation	1,062	7,222
Medallion Financial Corp.	790	7,347
Nicholas Financial, Inc.	685	6,692
Texas Pacific Land Trust	186	6,759
Walker & Dunlop, Inc. (a)	675	7,844
White River Capital, Inc.	347	6,721
		91,021
DIVERSIFIED TELECOMMUNICATION—1.8%
IDT Corp., Class B	612	12,485
ELECTRONIC EQUIPMENT & INSTRUMENTS—4.0%
DDi Corp.	1,023	7,407
Espey Manufacturing & Electronics Corp.	308	7,142
SL Industries, Inc. (a)	403	6,790
TESSCO Technologies, Inc.	523	6,951
		28,290
HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
ATRION Corp.	37	7,673
Computer Programs and Systems, Inc.	112	7,409
Theragenics Corp. (a)	4,940	6,521
		21,603
HEALTH CARE PROVIDERS & SERVICES—6.8%
Addus Homecare Corp. (a)	1,609	6,581
BioScrip, Inc. (a)	1,251	7,956
Continucare Corporation (a)	1,912	12,199
Ensign Group, Inc. (The)	340	7,857
Psychemedics Corp.	818	5,832
U.S. Physical Therapy, Inc.	427	7,908
		48,333

The accompanying notes are an integral part of these financial statements. 27

PEAR TREE COLUMBIA MICRO CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
HOTELS, RESTAURANTS & LEISURE—0.9%
Caribou Coffee Company, Inc. (a)	529	$ 6,253
INSURANCE—1.9%
Crawford & Company, Class B	1,166	6,250
Primus Guaranty, Ltd. (a)	1,333	7,025
		13,275
INTERNET & CATALOG RETAIL—3.0%
NutriSystem, Inc.	619	7,496
PC Mall, Inc. (a)	1,206	6,356
Systemax, Inc. (a)	592	7,530
		21,382
INTERNET SOFTWARE & SERVICES—2.9%
EasyLink Services International Corp. (a)	1,664	7,222
Ebix, Inc.	458	6,733
iPass, Inc.	5,389	6,736
		20,691
IT CONSULTING & SERVICES—2.0%
Computer Task Group, Inc. (a)	683	7,629
Wayside Technology Group, Inc.	683	6,850
		14,479
LEISURE EQUIPMENT & PRODUCTS—0.9%
Sturm, Ruger & Co., Inc.	244	6,339
METALS & MINING—3.0%
Friedman Industries, Inc.	839	7,333
Great Northern Iron Ore Properties	73	7,614
Mesabi Trust	310	6,463
		21,410
MULTILINE RETAIL—0.9%
Gordmans Stores, Inc. (a)	549	6,572
OIL & GAS—1.7%
Adams Resources & Energy, Inc.	337	6,824
Alon USA Energy, Inc.	835	5,119
		11,943
PERSONAL PRODUCTS—1.1%
Medifast, Inc. (a)	486	7,849

28The accompanying notes are an integral part of these financial statements.

PEAR TREE COLUMBIA MICRO CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
PHARMACEUTICALS—6.2%
Akorn, Inc. (a)	926	$ 7,232
Depomed, Inc. (a)	1,253	6,766
DUSA Pharmaceuticals, Inc. (a)	1,844	6,823
Hi-Tech Pharmacal Co., Inc. (a)	257	8,635
Obagi Medical Products, Inc. (a)	749	6,794
PharMerica Corp. (a)	545	7,777
		44,027
REAL ESTATE—3.8%
ARMOUR Residential REIT, Inc.	1,044	7,099
Dynex Capital, Inc.	899	7,246
HFF, Inc., Class A (a)	733	6,406
Newcastle Investment Corp.	1,465	5,963
		26,714
ROAD & RAIL—1.9%
Pacer International, Inc. (a)	1,857	6,964
TravelCenters of America LLC (a)	1,835	6,477
		13,441
SEMICONDUCTOR EQUIPMENT & PRODUCTS—1.0%
8x8, Inc. (a)	1,728	7,033
SOFTWARE—2.1%
Majesco Entertainment Company (a)	3,107	6,214
Renaissance Learning, Inc.	497	8,340
		14,554
SPECIALTY RETAIL—2.9%
PC Connection, Inc. (a)	863	6,887
Sonic Automotive, Inc., Class A	576	6,215
Susser Holdings Corp. (a)	370	7,374
		20,476
TEXTILES & APPAREL—2.9%
Body Central Corp. (a)	423	7,682
DGSE Companies, Inc. (a)	838	6,788
Kingold Jewelry, Inc. (a)	4,989	6,236
		20,706
TOTAL COMMON STOCK
(Cost $717,404)		662,099

The accompanying notes are an integral part of these financial statements. 29

PEAR TREE COLUMBIA MICRO CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

Short Term Investments—6.4%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement .01%, 10/03/11, (Dated 09/30/11), Collateralized by $40,000 par U.S. Treasury Note-4.5% due 08/15/2039, Market Value $51,950, Repurchase Proceeds $45,396 (Cost $45,396)	$45,396	$ 45,396
TOTAL INVESTMENTS—99.6% (Cost $762,800)		707,495
OTHER ASSETS & LIABILITIES (NET)—0.4%		2,654
NET ASSETS—100%		$710,149

(a) Non-income producing security

The Portfolio is actively managed and holdings are subject to change.

There is no guarantee the Fund will continue to invest in the securities referenced.

Reference to specific securities or holdings should not be considered recommendations for action by investors.

30The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Common Stock—99.4%
	Shares	Value
AEROSPACE & DEFENSE—0.5%
United Technologies Corporation	4,913	$ 345,679
BEVERAGES—5.5%
Anheuser-Busch InBev SA (b)(c)	7,457	395,072
Brown Forman, Inc. (b)	1,363	95,601
Coca-Cola Company (The) (b)	45,900	3,101,004
Hansen Natural Corporation (a)	2,609	227,740
		3,819,417
COMMUNICAITONS EQUIPMENT—1.4%
QUALCOMM Incorporated	20,347	989,475
COMPUTERS & PERIPHERALS—6.4%
Apple, Inc. (a)(b)	7,192	2,741,447
Hewlett-Packard Company (b)	8,407	188,737
International Business Machines (b)	8,603	1,505,783
		4,435,967
FOOD PRODUCTS—4.8%
Campbell Soup Company (b)	2,380	77,041
H. J. Heinz Company (b)	1,852	93,489
Hershey Company (The) (b)	1,342	79,500
Kellogg Company (b)	3,200	170,208
Kraft Foods, Inc. (b)	3,432	115,246
Nestle, S.A. (c)	26,728	1,472,713
Unilever NA (b)(c)	41,369	1,302,710
		3,310,907
FOOD STAPLES & DRUG RETAILING—7.9%
Costco Wholesale Corporation (b)	1,366	112,176
CVS Caremark Corporation (b)	3,445	115,683
General Mills, Inc. (b)	5,836	224,511
Kroger Co. (The)	317	6,961
PepsiCo, Inc. (b)	27,760	1,718,344
SYSCO Corporation (b)	10,621	275,084
Wal-Mart Stores, Inc. (b)	47,997	2,491,044
Walgreen Co. (b)	16,995	558,966
		5,502,769
HEALTH CARE EQUIPMENT & SERVICES—3.5%
Baxter International, Inc. (b)	2,003	112,448
Express Scripts, Inc. (a)(b)	12,355	458,000
Intuitive Surgical, Inc. (a)(b)	196	71,399

The accompanying notes are an integral part of these financial statements. 31

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)
	Shares	Value
HEALTH CARE EQUIPMENT & SERVICES (continued)
Medtronic, Inc.	20,168	$ 670,384
Stryker Corporation (b)	114	5,373
Thermo Fisher Scientific, Inc. (a)	109	5,520
UnitedHealth Group, Inc.	18,577	856,771
Zimmer Holdings, Inc. (a)(b)	5,311	284,139
		2,464,034
HEALTH CARE PROVIDERS & SERVICES—0.8%
Covance Inc. (a)(b)	18	818
Henry Schein, Inc. (a)(b)	1,477	91,589
Laboratory Corporation of America Holdings (a)(b)	1,435	113,437
Quest Diagnostics Incorporated (b)	4,334	213,926
WellPoint, Inc.	2,064	134,738
		554,508
HOTELS, RESTAURANTS & LEISURE—1.2%
McDonald’s Corporation (b)	9,837	863,885
HOUSEHOLD PRODUCTS—5.0%
Church & Dwight Co., Inc. (b)	1,272	56,222
Clorox Company (The) (b)	1,917	127,155
Colgate-Palmolive Company	10,081	893,983
Kimberly-Clark Corporation (b)	3,933	279,282
Procter & Gamble Company (b)	34,151	2,157,660
		3,514,302
INDUSTRIAL CONGLOMERATES—0.8%
3M Company (b)	7,607	546,107
OIL & GAS—11.2%
BP plc (b)(c)	49,506	1,785,681
Chevron Corporation (b)	13,749	1,272,057
Exxon Mobil Corporation (b)	29,335	2,130,601
Royal Dutch Shell plc (c)	26,892	1,654,396
TOTAL S.A. (c)	21,588	947,066
		7,789,801
PERSONAL PRODUCTS—0.2%
Avon Products, Inc. (b)	2,816	55,193
Estee Lauder Companies, Inc. (The) (b)	802	70,448
		125,641

32The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)
	Shares	Value
PHARMACEUTICALS & BIOTECHNOLOGY—21.7%
Abbott Laboratories (b)	30,953	$ 1,582,936
Amgen, Inc. (a)(b)	15,123	831,009
Bristol-Myers Squibb Company (b)	11,620	364,636
Eli Lilly and Company	12,004	443,788
Gilead Sciences, Inc. (a)(b)	8,713	338,064
GlaxoSmithKline plc (b)(c)	39,587	1,634,547
Johnson & Johnson (b)	67,258	4,285,007
Merck & Co., Inc.	41,774	1,366,428
Novartis AG (c)	16,165	901,522
Pfizer, Inc.	159,176	2,814,232
Roche Holding Ltd (c)	5,382	216,464
Sanofi-Aventis (c)	8,034	263,515
Takeda Pharmaceutical Company Limited (a)(c)	3,549	83,827
		15,125,975
SOFTWARE & SERVICES—19.7%
Cisco Systems, Inc. (b)	201,159	3,115,953
eBay, Inc. (a)	4,062	119,788
Google, Inc. (a)(b)	3,731	1,919,152
MasterCard Incorporated (b)	1,891	599,750
Microsoft Corporation	159,546	3,971,100
Oracle Corporation (a)(b)	109,767	3,154,703
Visa, Inc. (b)	9,887	847,514
Yahoo! Inc. (a)(b)	2,337	30,755
		13,758,715
TEXTILES & APPAREL—1.1%
Nike, Inc. (b)	8,917	762,493
TOBACCO—7.7%
Altria Group, Inc. (b)	23,556	631,536
British American Tobacco p.l.c. (c)	8,158	691,227
Lorillard, Inc. (b)	2,317	256,492
Philip Morris International, Inc.	59,344	3,701,879
Reynolds American, Inc. (b)	3,111	116,600
		5,397,734
WIRELESS TELECOMMUNICATIONS—0.0%
NTT DOCOMO, Inc. (b)(c)	344	6,281
TOTAL COMMON STOCK
(Cost $72,101,927)		69,313,690

The accompanying notes are an integral part of these financial statements. 33

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

Short Term Investments—2.8%
	Par Value	Value
Money Market—2.8%
State Street Bank & Trust Co., Repurchase Agreement .01%, 10/03/11, (Dated 09/30/11), Collateralized by 1,575,000 par U.S. Treasury Note-4.5% due 08/15/2039, Market Value $2,045,531, Repurchase Proceeds $2,000,993 (Cost $2,000,991)	$2,000,991	$ 2,000,991
TOTAL SHORT TERM INVESTMENTS—2.8%		2,000,991
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—44.4%
Registered Money Market—44.4%
State Street Navigator Securities Lending Prime Portfolio (Cost $30,961,890)	30,961,890	30,961,890
TOTAL INVESTMENTS—146.6% (Cost $105,064,808)		102,276,571
OTHER ASSETS & LIABILITIES (NET)—(46.6%)		(32,514,776)
NET ASSETS—100%		$69,761,795

(a)	Non-Income producing security
(b)	All or a portion of this security was out on loan.
(c)	ADR—American Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

34The accompanying notes are an integral part of these financial statements.

PEAR TREE EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Common Stock—94.8%
	Shares	Value
BRAZIL—7.6%
Banco do Brasil SA	102,010	$ 1,369,506
Companhia de Bebidas das Americas (c)	58,498	1,792,964
Companhia de Saneamento Basico (c)	9,172	425,122
Cosan SA Industria e Comercio	50,302	651,663
Equatorial Energia SA	12,861	80,631
Gerdau SA (c)	11,062	78,872
Light SA	8,035	107,438
Petroleo Brasileiro SA	92,583	1,045,796
Petroleo Brasileiro SA (c)	87,485	1,812,689
Porto Seguro SA	2,711	25,641
Sao Martinho SA	3,964	42,955
Sul America SA	36,429	315,019
Tele Norte Leste Participacoes SA (c)	60,130	573,039
TIM Participacoes SA (c)	10,300	242,668
Ultrapar Participacoes SA	58,992	940,556
Vale SA	41,036	945,919
		10,450,478
CHILE—1.6%
Banco Santander Chile (c)	8,379	615,689
Compania Cervecerias Unidas SA (c)	5,620	290,273
Enersis SA (c)	42,207	713,720
Lan Airlines SA (b)(c)	26,892	555,320
		2,175,002
CHINA—18.2%
Bank of China Ltd., Class H	4,945,902	1,556,674
BYD Electronic (International) Company Limited (a)	274500	69,470
Central China Real Estate Ltd.	825,148	164,305
China Communications Construction Co., Ltd., Class H (a)	1,068,000	705,213
China Communications Services Corporation Limited, Class H	292,000	135,418
China Construction Bank Corporation	3,308,277	2,035,745
China Minsheng Banking Corp. (b)	345,000	212,295
China Mobile Limited	240,590	2,384,512
China Petroleum & Chemical Corporation	1,722,000	1,698,949
China Pharmaceutical Group Limited	1,390,752	339,461
China Shenhua Energy Co., Ltd.	327,500	1,304,245
China Unicom (Hong Kong) Ltd.	884,000	1,846,540
China Yuchai International Ltd.	45,348	661,174
CNOOC Limited	1,523,403	2,536,330
COSCO International Holdings Ltd.	511,277	180,624
Dongfeng Motor Group Company Limited	808,881	1,113,949

The accompanying notes are an integral part of these financial statements. 35

PEAR TREE EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
CHINA (continued)
Giant Interactive Group, Inc. (b)(c)	24,348	$ 81,079
Great Wall Motor Co., Ltd. (b)	799,500	924,372
Greentown China Holdings Ltd.	379,500	180,872
GZI Real Estate Investment Trust	233,000	100,573
Haitian International Holdings Ltd.	345,000	272,128
Harbin Power Equipment Company Limited, Class H	706,000	587,714
Industrial & Commercial Bank of China Ltd.	1,179,215	578,685
Kingboard Chemical Holdings Ltd.	29,500	80,532
Kowloon Development Co., Ltd.	199,000	170,260
Lianhua Supermarket Holdings Co., Ltd.	151,699	216,318
Orient Overseas (International) Limited	12,500	50,904
Peak Sport Products Co., Limited	252,000	70,574
PetroChina Company Limited	1,162,000	1,440,520
Renhe Commercial Holdings (b)	5,310,230	566,210
Shenzhen International Holdings Limited	1,300,000	65,132
Shenzhen Investment Ltd.	1,728,000	319,663
Sinolink Worldwide Holdings Limited (a)	2,444,672	172,730
Skyworth Digital Holdings Limited (a)	1,168,000	406,629
Soho China Limited	1,398,500	894,701
TCL Communication Technology Holdings Limited	213,000	89,477
Yue Yuen Industrial Holdings Ltd.	107,571	281,220
Zhejiang Expressway Co., Ltd.	838,000	512,433
		25,007,630
CZECH REPUBLIC—0.4%
Komercni Banka AS	2,715	507,883
HUNGARY—0.4%
Egis Gyogyszergyar Nyrt.	2,555	173,132
Richter Gedeon Nyrt.	2,858	393,235
		566,367
INDIA—6.2%
Allahabad Bank	191,081	616,453
Andhra Bank	303,910	763,886
Bajaj Holdings & Investment Limited	14,136	207,011
Balrampur Chini Mills	542,389	509,441
Bank of Baroda	56,348	876,716
Canara Bank	77,227	693,821
Coromandel International Ltd.	10,462	63,883
Grasim Industries Limited	833	40,106
Gujarat Mineral Development Corporation Ltd.	25,169	87,340
Hindalco Industries Ltd.	218,317	580,841

36The accompanying notes are an integral part of these financial statements.

PEAR TREE EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
INDIA (continued)
Indiabulls Financial Services Limited	142,771	$ 458,558
Indian Bank	146,231	637,475
Infosys Limited	1,018	52,630
Oil and Natural Gas Corp. Limited	197,980	1,077,319
Oil India Limited	2,714	74,535
Patni Computer Systems	12,550	73,929
Syndicate Bank	135,173	285,664
Tata Chemicals Ltd.	102,726	664,914
Triveni Engineering & Industries Ltd.	57,354	25,530
Triveni Turbines Ltd.	57,354	57,676
United Phosphorus, Inc.	73,095	204,472
Vijaya Bank	435,135	483,335
		8,535,535
INDONESIA—2.5%
PT Aneka Tambang Tbk	1,084,000	184,983
PT Astra Agro Lestari Tbk	63,500	139,426
PT Astra International Tbk	93,680	678,354
PT Charoen Pokphand Indonesia Tbk	2,717,507	741,982
PT Indo Tambangraya Megah Tbk	165,500	739,007
PT International Nickel Indonesia Tbk	541,000	186,180
PT Japfa Comfeed Indonesia Tbk	217,500	107,018
PT Kalbe Farma Tbk	465,337	172,053
PT PP London Sumatra Indonesia Tbk	1,641,000	382,713
PT Sampoerna Agro Tbk	286,500	94,522
		3,426,238
MALAYSIA—4.5%
Affin Holdings Berhad	191,000	148,971
DRB-HICOM Berhad	997,400	543,610
Genting Malaysia Berhad	777,000	854,274
Hong Leong Bank Berhad	123,093	420,271
KLCC Property Holdings Berhad	137,400	137,292
Kuala Lumpur Kepong Berhad	60,500	399,859
Kulim (Malaysia) Berhad	186,000	195,759
Lafarge Malayan Cement Berhad	156,053	320,660
Malayan Banking Berhad	474,700	1,189,538
Media Prima Berhad	59,900	41,278
RHB Capital Berhad	374,670	821,516
SapuraCrest Petroleum Berhad	212,600	245,064
Telekom Malaysia Berhad	557,005	713,595
UMW Holdings	70,100	150,410
		6,182,097

The accompanying notes are an integral part of these financial statements. 37

PEAR TREE EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
MEXICO—4.4%
Alfa S.A.B., Series A	126,294	$ 1,306,732
America Movil S.A.B. de C.V., Series L	854,440	949,829
Arca Continental S.A.B. de C.V.	82,163	342,434
Fomento Economico Mexicano S.A.B. (c)	30,354	1,967,546
GRUMA, S.A.B. de C.V., Series B (a)	92,197	161,668
Grupo Mexico S.A.B. de C.V., Series B	453,589	1,080,252
Organizacion Soriana S.A.B. de C.V., Series B (b)	87,648	179,465
		5,987,926
PERU—0.4%
Banco Continental S.A.	106,841	192,645
Intergroup Financial Services Corp.	5,424	126,379
Sociedad Minera Cerro Verde S.A.A.	5,866	199,327
		518,351
POLAND—2.0%
Asseco Poland SA	11,994	147,971
Jastrzebska Sp|$$|Aaolka Weglowa SA (a)	1,966	50,943
KGHM Polska Miedz SA	32,107	1,282,185
Polski Koncern Naftowy ORLEN SA (a)	69,327	771,181
Polskie Gornictwo Naftowe i Gazownictwo SA	347,986	429,632
		2,681,912
RUSSIA—6.3%
Evraz Group SA (a)(d)	22,260	350,372
Gazprom (c)	249,033	2,413,130
LUKoil (c)	42,747	2,173,685
Norilsk Nickel Mining and Metallurgical Co. (c)	80,043	1,739,334
Pharmstandard (a)(d)	5,745	109,787
Sberbank of Russia (a)(c)	18,463	158,782
Severstal (d)	90,408	952,900
Tatneft (c)	28,142	699,047
		8,597,037
SINGAPORE—0.9%
ComfortDelGro Corp. Ltd.	146,000	146,987
Singapore Airlines Limited	53,000	465,563
Yangzijiang Shipbuilding Holdings Limited	842,741	576,421
		1,188,971
SOUTH AFRICA—6.3%
Adcock Ingram Holdings Ltd.	41,794	313,374
AVI Limited	26,166	105,470
Barloworld Limited	94,993	714,986

38The accompanying notes are an integral part of these financial statements. 35

PEAR TREE EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
SOUTH AFRICA (continued)
Capital Property Fund	106,467	$ 113,492
Datatec Limited (a)	24,262	115,007
Emira Property Fund	44,784	65,160
FirstRand Limited	85,575	209,116
Fountainhead Property Trust Management Ltd.	201,541	168,354
Gold Fields Ltd. (c)	75,297	1,153,550
Imperial Holdings Limited	68,943	904,685
Investec Limited	99,230	546,827
Kumba Iron Ore Limited	4,788	254,827
Liberty Holdings Limited	15,315	152,754
Life Healthcare Group Holdings Ltd.	339,946	817,998
Mondi Limited	16,568	121,253
MTN Group Limited	22,055	364,341
Nampak Limited	69,015	179,577
Reunert Limited	31,269	229,427
RMB Holdings Ltd.	202,961	642,481
Sanlam Limited	353,539	1,192,311
Santam Limited	7,287	125,376
Sasol Ltd.	2,351	98,141
Wilson Bayly Holmes-Ovcon Limited	7,649	99,180
		8,687,687
SOUTH KOREA—16.4%
BS Financial Group, Inc. (a)	88,216	984,712
CJ CheilJedang Corp.	3,730	930,877
Daelim Industrial Co., Ltd.	11,588	949,231
Daishin Securities Company	7,164	62,029
Daum Communications Corp.	4,592	558,968
DGB Financial Group, Inc. (a)	33,171	392,798
Dongkuk Steel Mill Company, Ltd.	36,790	707,350
GS Home Shopping, Inc.	1,976	179,476
Halla Climate Control Corp.	23,544	489,646
Hana Financial Group, Inc.	32,730	972,412
Hanwha Chemical Corporation	26,569	585,260
Hyundai Motor Company	11,300	2,023,938
Kangwon Land, Inc.	51,278	1,188,311
Kia Motors Corporation	11,004	671,608
Korea Exchange Bank	79,070	471,178
KP Chemical Corp.	74,771	974,267
KT&G Corporation	6,727	419,706
LG Corp.	11,437	586,388
NEOWIZ Games Corporation (a)	21,453	1,201,900

The accompanying notes are an integral part of these financial statements. 39

PEAR TREE EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
SOUTH KOREA (continued)
Nong Shim Co., Ltd.	826	$ 149,697
Pohang Iron and Steel Company (POSCO)	351	110,539
Samsung Electronics Co., Ltd.	6,415	4,574,169
SeAH Besteel Corporation	6,270	333,712
Shinhan Financial Group Co., Ltd.	38,203	1,362,019
SK Holdings Co., Ltd.	6,149	702,042
SK Innovation Co., Ltd.	7,205	868,478
		22,450,711
TAIWAN—13.9%
Advantech Co., Ltd.	82,500	220,361
ASUSTeK Computer, Inc.	161,040	1,220,681
Career Technology (Mfg.) Co. Ltd.	341,000	556,118
Chunghwa Telecom Co., Ltd.	501,600	1,670,628
Coretronic Corp.	243,000	188,978
Eternal Chemical Co., Ltd.	310,595	239,507
Farglory Land Development Co., Ltd.	221,000	362,592
Formosa Chemicals & Fiber Corporation	251,000	655,606
Fubon Financial Holding Co., Ltd.	759,988	800,512
HTC Corporation	60,350	1,356,514
Huaku Development Co., Ltd.	184,359	395,638
King Yuan Electronics Co., Ltd.	180,000	65,267
Lite-On Technology Corp.	802,675	740,120
Pou Chen Corporation	925,694	671,299
Powertech Technology, Inc.	31,247	67,672
President Chain Store Corp.	257,000	1,463,150
Radiant Opto-Electronics Corporation	254,360	727,816
SoftWorld International Corp.	119,102	290,769
Taiwan Cement Corporation	98,521	106,361
Taiwan Semiconductor Manufacturing Co., Ltd.	1,623,470	3,729,053
TECO Electric & Machinery Co., Ltd.	691,000	375,260
Tripod Technology Corporation	72,150	191,295
U-Ming Marine Transport Corporation	314,996	462,546
Uni-President Enterprises Corporation	612,680	802,163
United Microelectronics Corporation	2,417,022	904,153
Winbond Electronics Corporation (a)	1,118,000	224,517
Wintek Corporation (a)	294,779	233,599
Yageo Corporation	1,255,000	354,571
		19,076,746

40The accompanying notes are an integral part of these financial statements.

PEAR TREE EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
THAILAND—0.6%
CP ALL PCL	341,035	$ 526,610
Siam Makro PCL	11,800	82,754
TISCO Financial Group PCL	216,868	251,158
		860,522
TURKEY—2.2%
Arcelik AS	125,377	494,963
Eis Eczacibasi Ilac Ve Sinai	131,796	152,821
Ford Otomotiv Sanayi AS	27,935	196,609
Selcuk Ecza Deposu Ticaret Ve Sanayi AS	93,444	87,185
Tekfen Holding AS	157,916	485,450
Tofas Turk Otomobil Fabrikasi AS	158,766	568,550
Tupras—Turkiye Petrol Rafinerileri AS	6,765	140,466
Turkiye Sise ve Cam Fabrikalari AS	379,997	729,581
Ulker Biskuvi Sanayi AS	74,605	222,101
		3,077,726
TOTAL COMMON STOCK (Cost $141,100,697)		129,978,819
Preferred Stock—5.2%
BRAZIL—5.2%
Banco Bradesco SA	24,527	367,325
Banco do Estado do Rio Grande do Sul SA	96,944	838,321
Eletropaulo Metropolitana SA	42,180	648,800
Industrias Klabin de Papel e Celulose	279,686	786,038
Itau Unibanco Holding SA	46,822	735,133
Metalurgica Gerdau SA	76,820	695,854
Suzano Papel e Celulose SA	109,640	495,387
Telecomunicacoes de Sao Paulo SA	5,808	156,324
Vale SA, Class A	114,371	2,424,956
TOTAL PREFERRED STOCK (Cost $8,933,028)		7,148,138
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) (Cost $150,033,725)		137,126,957

The accompanying notes are an integral part of these financial statements. 41

PEAR TREE EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Par Value	Value
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—2.1%
Money Market—1.9%
JP Morgan Prime Money Market Fund—Inst. (Cost $2,554,294)	$2,554,294	$ 2,554,294
TOTAL INVESTMENTS—101.9% (Cost $152,588,019)		139,681,251
OTHER ASSETS & LIABILITIES (Net)—(1.9%)		(2,545,157)
NET ASSETS—100%		$137,136,094

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c)	ADR—American Depositary Receipts
(d)	GDR—Global Depositary Receipts
(e)	NVDR—Non-Voting Depository Receipts
The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	21.3%
Energy	15.0%
Materials	13.7%
Information Technology	13.2%
Consumer Discretionary	9.6%
Consumer Staples	9.4%
Industrials	7.9%
Telecommunication Services	6.6%
Health Care	1.9%
Utilities	1.4%
Cash and Other Assets (Net)	0.0%

42The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Common Stock—89.5%
	Shares	Value
AUSTRALIA—1.9%
BHP Billiton Ltd.	208,300	$ 7,107,920
BELGIUM—2.2%
KBC Groep N.V. (a)	167,985	3,953,651
Solvay S.A.	45,180	4,314,142
		8,267,793
CANADA—1.9%
Methanex Corporation	341,607	7,148,224
CHINA—1.0%
Guangdong Investment Limited	5,794,000	3,609,992
FINLAND—5.1%
Kone OYJ, Class B	210,900	10,154,287
Konecranes OYJ	148,280	3,029,215
YIT OYJ	384,617	5,860,683
		19,044,185
FRANCE—5.2%
Christian Dior S.A.	67,973	7,729,295
Imerys S.A.	69,252	3,517,318
Maurel et Prom	377,300	6,246,470
Transgene S.A. (a)	142,827	1,582,805
		19,075,888
GERMANY—11.3%
BASF SE	130,100	8,063,558
Deutsche Telekom AG	600,500	7,132,023
Hannover Rueckvers	156,800	7,178,363
Muenchener Rueckvers AG	41,100	5,171,011
Symrise AG	342,950	8,048,521
Wincor Nixdorf AG	131,700	5,986,766
		41,580,242
INDIA—2.5%
Infosys Technologies Ltd. (b)	48,800	2,492,216
State Bank of India (c)	81,050	6,848,725
		9,340,941
IRELAND—5.3%
CRH plc	349,388	5,502,304
Greencore Group plc	9,069,740	7,904,432
Smurfit Kappa Group plc (a)	998,510	6,043,030
		19,449,766

The accompanying notes are an integral part of these financial statements. 43

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
ISRAEL—1.8%
Teva Pharmaceuticals SP (ADR)(b)	178,491	$ 6,643,435
ITALY—1.8%
Trevi Finanziaria SpA	659,726	6,827,505
JAPAN—18.0%
Asahi Breweries Ltd.	476,600	10,201,368
Iino Kaiun Kaisha Ltd.	1,140,300	6,098,178
Kansai Electric Power Company, Inc.	347,200	6,075,099
KDDI Corporation	1,314	9,142,056
Meiji Holdings Co., Ltd.	208,000	9,949,117
Nichirei Corporation	2,031,000	9,464,291
Nippon Yusen Kabushiki Kaisha	2,157,000	5,907,671
Showa Denko K.K.	4,739,000	9,473,079
		66,310,859
NORWAY—2.4%
Camillo Eitzen & Co. ASA (a)	588,679	97,826
DnB NOR ASA	856,692	8,718,018
		8,815,844
SOUTH AFRICA—3.5%
Metorex Ltd. (a)	4,915,693	4,890,719
Sasol Ltd.	190,535	7,953,736
		12,844,455
SOUTH KOREA—4.9%
Samsung Electronics Company Ltd.	16,285	11,611,901
SK Telecom Company Ltd.	51,793	6,572,772
		18,184,673
SWEDEN—7.2%
Duni AB	1,179,500	8,948,641
Investor AB, Class B	502,056	8,972,317
Svenska Handelsbanken AB, Class A	328,500	8,480,930
		26,401,888
SWITZERLAND—2.1%
Novartis AG	138,400	7,768,751
THAILAND—1.4%
Thai Oil PCL	3,173,900	5,181,773

44The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
UNITED KINGDOM—10.0%
Barratt Developments plc (a)	5,339,856	$ 6,544,657
BBA Aviation plc	652,689	1,707,990
Bellway plc	802,818	7,801,388
Lloyds TSB Group plc (a)	6,182,217	3,367,428
Persimmon plc (a)	1,127,619	8,024,448
Taylor Wimpey plc (a)	17,610,191	9,629,339
		37,075,250
TOTAL COMMON STOCK
(Cost $421,014,534)		330,679,384
Short-Term Investments—10.2%
	Par Value	Value
Commercial Paper—7.7%
HSBC Finance Corp, 0.03%, due 10/05/2011 (Cost $9,912,000)	$9,912,000	9,912,000
Toyota Credit DE PR Corp., 0.07%, due 10/3/2011 (Cost $8,843,000)	$8,843,000	8,843,000
Toyota Credit DE PR Corp., 0.07%, due 10/4/2011 (Cost $9,912,000)	$9,912,000	9,912,000
Total Commercial Paper		28,667,000
Money Market—2.5%
State Street Global Advisors FDS (Cost $9,190,143)	$9,190,143	9,190,143
TOTAL SHORT TERM INVESTMENTS—10.2%		37,857,143
TOTAL INVESTMENTS—99.7% (Cost $458,871,677)		368,536,527
OTHER ASSETS & LIABILITIES (NET)—0.3%		947,355
NET ASSETS—100%		$369,483,882

(a)	Non-income producing security
(b)	ADR—American Depository Receipts
(c)	GDR—Global Depository Receipts
The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements. 45

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials	17.3%
Financials	14.3%
Consumer Discretionary	13.2%
Industrials	10.7%
Consumer Staples	10.2%
Telecommunication Services	6.2%
Information Technology	5.4%
Energy	5.3%
Health Care	4.3%
Utilities	2.6%
Other Assets & Liabilities	10.5%

46The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Common Stock—84.2%
	Shares	Value
AUSTRALIA—4.9%
Austal Limited	475,330	$1,018,955
Industrea Limited	929,992	1,105,544
Sigma Pharmaceuticals Ltd.	3,204,600	2,029,665
		4,154,164
BELGIUM—2.8%
Agfa-Gevaert Group (a)	288,540	760,592
Kinepolis Group	21,100	1,580,620
		2,341,212
BRAZIL—2.5%
Equatorial Energia SA	276,385	1,732,775
Redentor Energia SA	124,485	400,989
		2,133,764
CANADA—1.3%
Astral Media, Inc.	35,800	1,122,239
CHINA—8.3%
China Fishery Group Limited	1,080,972	922,133
China Hongxing Sports Limited	10,258,400	236,514
Samson Holding Ltd.	7,693,300	761,008
Sichuan Expressway Company Limited	2,696,060	1,108,321
Texwinca Holdings Limited	1,226,300	1,271,324
VST Holdings Ltd. (a)	6,200,500	605,377
VTech Holdings Limited	115,700	1,085,031
Xinhua Winshare Publishing and Media Co., Ltd.	2,515,300	1,014,625
		7,004,333
FRANCE—1.4%
Bonduelle SA	13,900	1,212,500
INDIA—3.3%
KRBL Ltd.	742,200	369,774
LIC Housing Finance Ltd.	114,800	493,072
Manappuram General Finance and Leasing Ltd.	1,064,700	1,153,289
NIIT Technologies Ltd.	78,500	312,557
South Indian Bank Ltd.	489,520	222,895
Usha Martin Group Ltd.	323,760	216,171
		2,767,758
IRELAND—6.6%
Glanbia plc	244,100	1,460,890
Greencore Group plc	1,663,423	1,449,665
IFG Group plc	755,185	1,269,560

The accompanying notes are an integral part of these financial statements. 47

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
IRELAND (continued)
United Drug plc	449,545	$1,390,563
		5,570,678
ITALY—3.0%
De’Longhi SpA	156,410	1,430,419
Trevi Finanziaria SpA	103,300	1,069,052
		2,499,471
JAPAN—8.8%
Accordia Golf Co., Ltd.	1,653	1,304,548
Chugoku Marine Paints Ltd.	184,100	1,352,552
DaiichiKosho Co., Ltd.	83,600	1,658,110
Iino Kaiun Kaisha Ltd.	286,000	1,529,491
Nichirei Corporation	333,000	1,551,753
		7,396,454
LUXEMBOURG—0.2%
Transcom WorldWide S.A. (b)	147,101	175,761
NETHERLANDS—1.2%
Dockwise Ltd. (a)	80,444	1,019,840
NORWAY—3.7%
ABG Sundal Collier Holding ASA	1,239,800	864,475
SpareBank 1SMN	152,104	1,024,094
SpareBank Nord-Norge	209,731	1,221,654
		3,110,223
PHILIPPINES—2.5%
Manila Water Company, Inc.	4,803,770	2,085,204
SINGAPORE—3.6%
Breadtalk Group Ltd.	2,815,100	1,027,646
M1 Ltd.	1,038,900	1,964,105
		2,991,751
SOUTH AFRICA—3.5%
Clicks Group Limited	260,000	1,220,135
Metorex Limited (a)	1,753,700	1,744,790
		2,964,925
SWEDEN—4.1%
Duni AB	156,400	1,186,577
Loomis AB	104,400	1,232,098
Nolato AB	148,500	1,066,771
		3,485,446

48The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

	Shares	Value
SWITZERLAND—2.3%
Bobst Group SA (a)	33,500	$ 718,122
Vetropack Holding AG	726	1,216,952
		1,935,074
THAILAND—2.9%
Hana Microelectronics PCL	1,766,680	960,492
Thai Union Frozen Products PCL	871,395	1,450,690
		2,411,182
UNITED KINGDOM—17.3%
Alternative Networks plc	649,100	2,829,308
BBA Aviation plc	396,158	1,036,687
Character Group plc	496,900	1,304,195
Clarkson plc	72,300	1,265,088
CSR plc	214,200	702,754
Galliford Try plc	271,628	1,867,203
Halfords Group plc	239,132	1,091,647
Hampson Industries plc	1,150,600	170,770
Healthcare Locums plc	792,810	69,362
Keller Group plc	124,500	650,624
The Restaurant Group plc	291,900	1,255,465
Vitec Group plc	145,221	1,202,457
Wetherspoon (J.D.) plc	196,400	1,195,739
		14,641,299
TOTAL COMMON STOCK (Cost $73,214,044)		71,023,278
Preferred Stock—1.9%
GERMANY—1.9%
Dr|$$|Adagerwerk AG (Cost $621,858)	16,600	1,607,424
Warrants—5.3%
India—5.3%
KRBL Limited Derivative (a)	1,679,000	839,500
LIC Housing Finance Derivative	204,200	878,060
NIIT Technologies Derivative (a)	276,900	1,102,062
South Indian Bank Derivative (a)	2,535,250	1,166,215
Usha Martin Group Derivative (a)	807,100	540,757
(Cost $2,692,091)		4,526,594

The accompanying notes are an integral part of these financial statements. 49

PEAR TREE EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2011 (Unaudited)

Short Term Investments—8.4%
	Par Value	Value
Money Market—8.4%
State Street Global Advisors FDS (Cost $7,070,987)	$7,070,987	$ 7,070,987
TOTAL SHORT TERM INVESTMENTS—8.4%		7,070,987
TOTAL INVESTMENTS—99.8% (Cost $83,598,980)		84,228,283
OTHER ASSETS & LIABILITIES (NET)—0.2%		192,565
NET ASSETS—100%		$84,420,848

(a)	Non-income producing security
(b)	SDR—Special Depository Receipts
The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	22.3%
Industrials	15.4%
Consumer Staples	12.2%
Financials	9.8%
Health Care	6.9%
Information Technology	6.9%
Materials	6.0%
Telecommunication Services	5.7%
Utilities	5.0%
Energy	1.2%
Cash and Other Assets	8.6%

50The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

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PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

	Small Cap	Micro-Cap
Assets:
Investments at value (Includes collateral from securities on loan of $4,433,006; $0; $30,961,890; $2,554,294; $0: $0, respectively)* (Note 2)	$92,523,832	$662,099
Repurchase agreements/commercial paper	1,642,284	45,396
Foreign currency at value (Cost $277,127 for Emerging Markets, $119,462 for Foreign Value, and $40,154 for Foreign Value Small Cap)	—	—
Cash	—	—
Dividend, interest and foreign tax reclaims receivable	131,491	1,337
Receivable for investments sold	1,416,392	2,024
Receivable for shares of beneficial interest sold	3,232	—
Other assets	13,864	3,921
Total Assets	$95,731,095	$714,777
Liabilities:
Payable for investments purchased	$ 838,523	$ —
Payable for shares of beneficial interest repurchased	3,183	—
Payable for compensation of manager (Note 3)	80,126	353
Payable for distribution fees (Note 3)	18,813	20
Payable to custodian	11,509	1,697
Payable to transfer agent (Note 3)	7,035	113
Payable for collateral received for securities loaned	4,433,006	—
Payable for foreign capital gain tax	—	—
Unrealized gain/(loss) on forward foreign currency contracts (Note 2)	—	—
Other accrued expenses and liabilities	16,951	2,445
Total Liabilities	$ 5,409,146	$ 4,628
Net Assets	$90,321,949	$710,149

*	Includes securities on loan to brokers with market value of $4,317,714; $0; $29,835,562; $2,361,004; $0; $0, respectively.

52The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2011 (Unaudited)

Quality	Emerging Markets	Foreign Value	Foreign Value Small Cap

$100,275,579	$139,681,251	$339,869,528	$84,228,283
2,000,991	—	28,667,000	—

—	267,089	119,461	40,098
—	—	49,362	—
175,751	194,255	1,264,988	283,624
2,049	—	—	—
—	31,170	517,326	7,052
24,289	7,239	89,842	14,557
$102,478,659	$140,181,004	$370,577,507	$84,573,614

1,523,455	—	—	—
138,610	60,194	303,517	—
49,252	123,540	308,869	72,391
14,396	28,582	59,709	13,797
12,788	36,031	8,207	10,148
12,473	18,483	62,243	13,019
30,961,890	2,554,294	—	—
—	10,217	344,687	41,561

—	—	—	—
3,999	213,569	6,393	1,850
$32,716,863	$ 3,044,910	$ 1,093,625	$ 152,766
$69,761,795	$137,136,094	$369,483,882	$84,420,848

The accompanying notes are an integral part of these financial statements. 53

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2011 (Unaudited)

	Small Cap	Micro Cap
Net Assets Consist Of:
Shares of beneficial interest	$110,481,458	$764,758
Undistributed net investment income	81,002	860
Accumulated net realized gain/(loss) on investments and foreign denominated assets, liabilities and currency	(25,300,891)	(164)
Unrealized appreciation/(depreciation) of investments and foreign denominated assets, liabilities and currency	5,060,380	(55,305)
Net Assets	$ 90,321,949	$710,149
Investments at cost	$ 89,105,737	$762,800
Net assets
Ordinary Shares	$ 84,888,472	$249,391
Institutional Shares	$ 5,433,477	$460,758
Shares of beneficial interest outstanding (unlimited number of shares authorized)
Ordinary Shares	5,346,214	26,288
Institutional Shares	302,635	50,170
Net asset value and offering price per share**
Ordinary Shares	$ 15.88	$ 9.49
Institutional Shares	$ 17.95	$ 9.18

**
Prior to August 07, 2008, a deferred sales charge of 1% of the net asset value of the Ordinary Shares redeemed was withheld and paid to the Distributor. The fee was eliminated on this date. No deferred sales charge is withheld from redemptions of Institutional Shares. Prior to July 30, 2007 a redemption fee of 2% was withheld and paid to the Funds on redemptions of Institutional Shares made within 60 days of purchase. The fee was eliminated on this date.

54The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2011 (Unaudited)

Quality	Emerging Markets	Foreign Value	Foreign Value Small Cap

$ 83,886,796	$171,652,498	$ 671,136,803	$75,377,123
528,083	4,954,368	4,650,383	1,955,062

(11,864,846)	(26,535,400)	(215,587,639)	6,506,077

(2,788,238)	(12,935,372)	(90,715,665)	582,586
$ 69,761,795	$137,136,094	$ 369,483,882	$84,420,848
$105,064,808	$152,588,019	$ 458,871,677	$83,598,980

$ 68,795,545	$126,908,255	$ 286,311,456	$64,052,041
$ 966,250	$ 10,227,839	$ 83,172,426	$20,368,807

5,748,100	6,460,843	24,365,676	7,021,489
77,455	512,868	7,070,384	2,226,435

$ 11.97	$ 19.64	$ 11.75	$ 9.12
$ 12.47	$ 19.94	$ 11.76	$ 9.15

The accompanying notes are an integral part of these financial statements. 55

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

6 Months Ended September 30, 2011 (Unaudited)

	Small Cap	Micro Cap
Investment Income:
Dividends*	$ 668,237	$ 1,567
Interest	82	—
Sec Lending Income	43,231	—
Miscellaneous (Note 2)	—	—
Total Investment Income	711,550	1,567
Expenses:
Compensation of manager (Note 3)	548,889	353
Distribution fees, Ordinary Shares (Note 3)	128,538	20
Administrative Fees (Note 3)	19,758	—
Custodian and fund accounting fees	32,688	1,697
Regulatory and Compliance (Note 3)	12,377	—
Transfer agent fees (Note 3):
Ordinary Shares	86,021	15
Institutional Shares	5,769	98
Audit and legal	20,489	2,184
Registration fees	15,192	250
Insurance	4,526	—
Compensation of trustees (Note 3)	7,332	—
Printing	6,914	—
Miscellaneous	6,596	11
Total expenses before waivers/reimbursements/reductions	895,089	4,628
Waivers and/or reimbursements of expenses (Note 3)	—	(3,921)
Fees reduced by credits allowed by custodian (Note 3)	—	—
Expenses, Net	895,089	707
Net investment income/(loss)	(183,539)	860
Realized and unrealized gain/(loss) on investments, foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments	5,765,629	(164)
Securities sold short transactions	—	—
Foreign denominated assets, liabilities, and currency	—	—
Future Contracts
Change in unrealized appreciation/(depreciation) of:
Investments	(28,945,905)	(55,305)
Securities sold short transactions	—	—
Foreign denominated assets, liabilities, and currency	—	—
Net realized and unrealized gain/(loss) on investment and foreign currency	(23,180,276)	(55,469)
Net increase/(decrease) in net assets resulting from operations	$(23,363,815)	$(54,609)

*
Dividends are net of withholding taxes of $3,759 for Small Cap, $6 for Micro Cap and $31,519 for Quality, net of foreign withholding taxes of $515,450 for Emerging Markets, $802,522 for Foreign Value, $134,659 for Foreign Value Small Cap.

56The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

6 Months Ended September 30, 2011 (Unaudited)

Quality	Emerging Markets	Foreign Value	Foreign Value Small Cap

$ 950,339	$ 4,462,512	$ 5,615,913	$ 2,595,157
45	—	7,505	865
30,269	40,144	—	—
—	45	—	—
980,653	4,502,701	5,623,418	2,596,022

347,207	876,358	2,133,551	499,720
85,621	204,736	429,341	95,211
11,907	31,404	76,212	17,759
24,000	141,830	102,500	41,000
7,429	19,662	47,689	11,104

57,076	136,304	287,060	63,647
798	9,494	68,813	19,441
12,307	41,170	78,959	18,388
12,366	28,644	25,458	13,464
2,728	7,195	17,453	4,065
4,397	11,647	28,247	6,576
4,137	10,979	26,620	6,196
3,627	10,947	27,592	5,832

573,600	1,530,370	3,349,495	802,403
(53,249)	—	—	—
—	—	—	0
520,351	1,530,370	3,349,495	802,403
460,302	2,972,331	2,273,924	1,793,619

645,468	9,583,363	6,661,092	(874,253)
—	—	—	—
—	(98,255)	65,713	(16,582)

(3,519,604)	(51,482,838)	(100,116,432)	(19,798,313)
—	—	—	—
—	121,459	403,612	(33,428)

(2,874,136)	(41,876,271)	(92,986,015)	(20,722,576)

$(2,413,834)	$(38,903,940)	$(90,712,091)	$(18,928,957)

The accompanying notes are an integral part of these financial statements. 57

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$(183,539)	$264,891
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	5,765,629	6,902,815
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(28,945,905)	14,682,547
Net increase/(decrease) from operations	$(23,363,815)	$21,850,253
Distributions to shareholders from:
Net investment income
Ordinary shares	$ —	$ (529,869)
Institutional shares	—	(46,439)
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
Total distributions	$ —	$(576,308)

Fund share transactions (Note 8)	(7,795,637)	(6,382,018)
Contributions to capital from investment manager/brokers	—	—

Increase/(decrease) in net assets	$(31,159,452)	$14,891,927
Net assets beginning of period	121,481,401	106,589,474
Net assets end of period*	$90,321,949	$121,481,401
*Includes undistributed net investment income/(loss) of:	$ 81,002	$264,541

58The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Micro-Cap
	Semi-Annual Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$ 860	$—
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	(164)	—
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(55,305)	—
Net increase/(decrease) from operations	$(54,609)	$—
Distributions to shareholders from:
Net investment income
Ordinary shares	$ —	$—
Institutional shares	—	—
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
Total distributions	$ —	$—

Fund share transactions (Note 8)	764,758	—
Contributions to capital from investment manager/brokers	—	—

Increase/(decrease) in net assets	$710,149	$—
Net assets beginning of period	—	—
Net assets end of period*	$710,149	$—
*Includes undistributed net investment income/(loss) of:	$ 860	$—

The accompanying notes are an integral part of these financial statements. 59

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$460,302	$439,107
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	645,468	9,064,001
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(3,519,604)	(4,514,062)
Net increase/(decrease) from operations	$(2,413,834)	$4,989,046
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(505,181)
Institutional shares	—	(3,797)
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
Total distributions	$—	$(508,978)

Fund share transactions (Note 8)	8,446,275	4,444,910
Contributions to capital from investment manager/brokers	—	—

Increase/(decrease) in net assets	$6,032,441	$8,924,978
Net assets beginning of period	63,729,354	54,804,376
Net assets end of period*	$69,761,795	$63,729,354
* Includes undistributed net investment income/(loss) of:	$528,083	$67,780

60The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets
	Semi-Annual Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$2,972,331	$2,459,680
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	9,485,108	41,413,000
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(51,361,379)	(5,430,264)
Net increase/(decrease) from operations	$(38,903,940)	$38,442,416
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(2,386,187)
Institutional shares	—	(114,101)
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
Total distributions	$—	$(2,500,288)

Fund share transactions (Note 8)	(11,612,729)	(80,263,559)
Contributions to capital from investment manager/brokers	—	604

Increase/(decrease) in net assets	$(50,516,669)	$(44,320,827)
Net assets beginning of period	187,652,763	231,973,590
Net assets end of period*	$137,136,094	$187,652,763
*Includes undistributed net investment income/(loss) of:	$4,954,368	$1,982,045

The accompanying notes are an integral part of these financial statements. 61

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$2,273,924	$2,465,544
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	6,726,805	10,976,410
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(99,712,820)	54,912,820
Net increase/(decrease) from operations	$(90,712,091)	$68,354,774
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(3,725,640)
Institutional shares	—	(976,013)
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
Total distributions	$—	$(4,701,653)

Fund share transactions (Note 8)	11,855,459	(53,005,588)
Contributions to capital from investment manager/brokers	—	71

Increase/(decrease) in net assets	$(78,856,632)	$10,647,604
Net assets beginning of period	448,340,514	437,692,910
Net assets end of period*	$369,483,882	$448,340,514
* Includes undistributed net investment income/(loss) of:	$4,578,319	$2,376,458

62The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$1,793,619	$857,660
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	(890,835)	10,578,029
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(19,831,741)	277,560
Net increase/(decrease) from operations	$(18,928,957)	$11,713,249
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(689,222)
Institutional shares	—	(97,556)
Net realized gains
Ordinary shares	—	(3,107,308)
Institutional shares	—	(314,276)
Total distributions	$—	$(4,208,362)

Fund share transactions (Note 8)	1,070,220	(38,298,704)
Contributions to capital from investment manager/brokers	—	—

Increase/(decrease) in net assets	$(17,858,737)	$(30,793,817)
Net assets beginning of period	102,279,585	133,073,402
Net assets end of period*	$84,420,848	$102,279,585
*Includes undistributed net investment income/(loss) of:	$1,955,062	$183,510

The accompanying notes are an integral part of these financial statements. 63

PEAR TREE SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2011	2011	2010	2009	2008	2007
	(unaudited)
Net Asset Value, Beginning of Period	$19.92	$16.45	$10.22	$19.45	$23.88	$22.99
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	(0.03)	0.04	0.11	0.06	0.07	(0.19)
Net realized and unrealized gain/(loss) on securities	(4.01)	3.52	6.15	(9.23)	(3.56)	2.91
Total from Investment Operations	(4.04)	3.56	6.26	(9.17)	(3.49)	2.72
Less Distributions:
Dividends from net investment income	—	(0.09)	(0.03)	—	(0.11)	—
Distributions from realized capital gains	—	—	—	(0.06)	(0.83)	(1.83)
Total Distributions	—	(0.09)	(0.03)	(0.06)	(0.94)	(1.83)
Net Asset Value, End of Period	$15.88	$19.92	$16.45	$10.22	$19.45	$23.88
Total Return (d)	(20.28)%	21.69%	61.27%	(47.11)%	(15.17)%	12.01%
Net Assets, End of Period (000’s)	$84,888	$113,675	$99,444	$61,943	$119,949	$124,998
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.65%	1.64%	1.65%	1.64%	1.59%*	1.82%
Net	1.65%	1.64%	1.65%	1.64%	1.59%*	1.82%
Ratio of net investment income (loss) to average net assets (c)	(0.35)%	0.23%	0.81%	0.31%	0.31%	(0.80)%
Portfolio Turnover	27%	71%	50%	72%	39%	41%

*	Expense ratio declined from year ended March 31, 2007 to 2008. The prior year was the result of the reduction of the 12b-1 fee from 50 basis points to 25 basis points on June 1, 2007.

64The accompanying notes are an integral part of these financial statements.

PEAR TREE SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2011	2011	2010	2009	2008	2007
	(unaudited)
Net Asset Value, Beginning of Period	$22.50	$18.56	$11.51	$21.86	$26.71	$25.39
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	(0.01)	0.09	0.20	0.10	0.12	(0.08)
Net realized and unrealized gain/(loss) on securities	(4.54)	3.98	6.91	(10.39)	(3.94)	3.23
Total from Investment Operations	(4.55)	4.07	7.11	(10.29)	(3.82)	3.15
Less Distributions:
Dividends from net investment income	—	(0.13)	(0.06)	—	(0.20)	—
Distributions from realized capital gains	—	—	—	(0.06)	(0.83)	(1.83)
Total Distributions	—	(0.13)	(0.06)	(0.06)	(1.03)	(1.83)
Net Asset Value, End of Period	$17.95	$22.50	$18.56	$11.51	$21.86	$26.71
Total Return (d)	(20.22)%	21.98%	61.83%	(47.04)%	(14.87)%	12.58%
Net Assets, End of Period (000’s)	$5,433	$7,806	$7,146	$7,281	$24,282	$12,400
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.40%	1.39%	1.41%	1.42%	1.30%	1.31%
Net	1.40%	1.39%	1.41%	1.42%	1.30%	1.31%
Ratio of net investment income (loss) to average net assets (c)	(0.11)%	0.48%	1.35%	0.48%	0.45%	(0.30)%
Portfolio Turnover	27%	71%	50%	72%	39%	41%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)	Ratios of expenses to average net assets:
—	Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
—	Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements. 65

PEAR TREE MICRO CAP

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Ordinary Shares
For the period ended September 30,*
2011
(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.01
Net realized and unrealized gain/(loss) on securities	(0.52)
Total from Investment Operations	(0.51)
Less Distributions:
Dividends from net investment income	—
Distributions from realized capital gains	—
Total Distributions	—
Net Asset Value, End of Period*	$9.49
Total Return (d)	–5.10%
Net Assets, End of Period (000’s)	$249
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	11.90%**
Net	2.00%**
Ratio of net investment income (loss) to average net assets (c)	3.80%**
Portfolio Turnover	1%

66The accompanying notes are an integral part of these financial statements.

PEAR TREE MICRO CAP

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Institutional Shares
For the period ended September 30,*
2011
(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.01
Net realized and unrealized gain/(loss) on securities	(0.83)
Total from Investment Operations	(0.82)
Less Distributions:
Dividends from net investment income	—
Distributions from realized capital gains	—
Total Distributions	—
Net Asset Value, End of Period*	$9.18
Total Return (d)	–8.20%
Net Assets, End of Period (000’s)	$461
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	13.44%**
Net	2.00%**
Ratio of net investment income (loss) to average net assets (c)	2.05%**
Portfolio Turnover	1%

*      Fund commenced operations on September 12, 2011 for Ordinary and September 7, 2011 for Institutional.

**      Annualized.

(a)      Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. Not Annualized. See Note 3 to the financial statements.

(e)      Ratios of expenses to average net assets:
—	Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
—	Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements. 67

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2011	2011	2010	2009	2008	2007
	(unaudited)
Net Asset Value, Beginning of Period	$12.36	$11.37	$8.24	$14.07	$17.04	$14.76
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.08	0.09	0.05	(0.04)	(0.09)	(0.02)
Net realized and unrealized gain/(loss) on securities	(0.47)	1.01	3.10	(5.78)	(2.30)	2.33
Total from Investment Operations	(0.39)	1.10	3.15	(5.82)	(2.39)	2.31
Less Distributions:
Dividends from net investment income	—	(0.11)	(0.02)	(0.01)	—	(0.03)
Distributions from realized capital gains	—	—	—	—	(0.58)	—
Total Distributions	—	(0.11)	(0.02)	(0.01)	(0.58)	(0.03)
Net Asset Value, End of Period	$11.97	$12.36	$11.37	$8.24	$14.07	$17.04
Total Return (d)	(3.16)%	9.78%	38.30%	(41.36)%	(14.43)%	15.63%
Net Assets, End of Period (000’s)	$68,796	$62,920	$54,213	$43,014	$69,767	$75,376
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.66%	1.93%	2.10%	2.71%	2.18%	1.74%
Net including dividend and interest expense for securities sold short	1.51%	1.89%	2.10%	2.71%	2.12%	1.71%
Net excluding dividend and interest expense for securities sold short	1.51%	1.85%	1.92%	1.98%	1.90%	1.69%
Ratio of net investment income (loss) to average net assets (c)	1.32%	0.84%	0.50%	(0.38)%	(0.52)%	(0.14)%
Portfolio Turnover Excluding Short Positions (f)	17%	283%	191%	207%	171%	83%

Note: This fund changed its investment strategy on January 27, 2011.

68The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2011	2011	2010	2009	2008	2007
	(unaudited)
Net Asset Value, Beginning of Period	$12.85	$11.80	$8.54	$14.71	$17.80	$15.40
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.12	0.12	0.08	(0.10)	(0.10)	0.06
Net realized and unrealized gain/(loss) on securities	(0.50)	1.06	3.22	(6.02)	(2.41)	2.44
Total from Investment Operations	(0.38)	1.18	3.30	(6.12)	(2.51)	2.50
Less Distributions:
Dividends from net investment income	—	(0.13)	(0.04)	(0.05)	—	(0.10)
Distributions from realized capital gains	—	—	—	—	(0.58)	—
Total Distributions	—	(0.13)	(0.04)	(0.05)	(0.58)	(0.10)
Net Asset Value, End of Period	$12.47	$12.85	$11.80	$8.54	$14.71	$17.80
Total Return (d)	(2.96)%	10.07%	38.71%	(41.66)%	(14.49)%	16.22%
Net Assets, End of Period (000’s)	$966	$809	$591	$584	$1,009	$1,279
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.40%	1.71%	1.81%	3.19%	2.23%	1.25%
Net including dividend and interest expense for securities sold short	1.00%	1.67%	1.81%	3.19%	2.17%	1.22%
Net excluding dividend and interest expense for securities sold short	1.00%	1.63%	1.63%	2.46%	1.95%	1.20%
Ratio of net investment income (loss) to average net assets (c)	1.82%	1.08%	0.75%	(0.86)%	(0.56)%	0.35%
Portfolio Turnover Excluding Short Positions (f)	17%	283%	191%	207%	171%	83%

Note: This Fund changed its investment strategy on January 27, 2011 from Long/Short to Quality.

(a)	Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)	Ratios of expenses to average net assets:
—	Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
—	Net (total expenses net fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

(f)	Portfolio turnover is calculated on long security positions only. Short positions are generally held for less than one year.

The accompanying notes are an integral part of these financial statements. 69

PEAR TREE EMERGING MARKETS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2011	2011	2010	2009	2008	2007
	(unaudited)
Net Asset Value, Beginning of Period	$25.18	$21.23	$12.06	$27.04	$23.34	$19.85
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.41	0.24	0.18	0.33	0.26	0.16
Net realized and unrealized gain/(loss) on securities	(5.95)	3.96	9.05	(14.76)	4.42	4.02
Total from Investment Operations	(5.54)	4.20	9.23	(14.43)	4.68	4.18
Less Distributions:
Dividends from net investment income	—	(0.25)	(0.06)	(0.43)	(0.16)	(0.22)
Distributions from realized capital gains	—	—	—	(0.12)	(0.82)	(0.47)
Total Distributions	—	(0.25)	(0.06)	(0.55)	(0.98)	(0.69)
Net Asset Value, End of Period	$19.64	$25.18	$21.23	$12.06	$27.04	$23.34
Total Return (d)	(22.00)%	19.86%	76.56%	(53.27)%	19.35%	21.36%
Net Assets, End of Period (000’s)	$126,908	$176,386	$205,727	$164,133	$491,462	$276,698
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.76%	1.77%	1.74%	1.67%	1.60%	1.67%
Net	1.76%	1.77%	1.74%	1.67%	1.60%	1.67%
Ratio of net investment income (loss) to average net assets (c)	3.38%	1.05%	0.99%	1.66%	0.91%	0.77%
Portfolio Turnover	21%	68%	120%	67%	18%	24%

70The accompanying notes are an integral part of these financial statements.

PEAR TREE EMERGING MARKETS FUNDS

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2011	2011	2010	2009	2008	2007
	(unaudited)
Net Asset Value, Beginning of Period	$25.53	$21.48	$27.46	$27.46	$23.67	$20.11
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.43	0.42	0.27	0.34	0.33	0.21
Net realized and unrealized gain/(loss) on securities	(6.02)	3.89	(6.16)	(14.98)	4.50	4.08
Total from Investment Operations	(5.59)	4.31	(5.89)	(14.64)	4.83	4.29
Less Distributions:
Dividends from net investment income	—	(0.26)	(0.09)	(0.51)	(0.22)	(0.26)
Distributions from realized capital gains	—	—	—	(0.12)	(0.82)	(0.47)
Total Distributions	—	(0.26)	(0.09)	(0.63)	(1.04)	(0.73)
Net Asset Value, End of Period	$19.94	$25.53	$21.48	$12.19	$27.46	$23.67
Total Return (d)	(21.90)%	20.14%	77.02%	(53.17)%	19.67%	21.68%
Net Assets, End of Period (000’s)	$10,228	$11,267	$26,247	$25,664	$40,501	$12,759
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.53%	1.51%	1.50%	1.48%	1.39%	1.41%
Net	1.53%	1.51%	1.50%	1.48%	1.39%	1.41%
Ratio of net investment income (loss) to average net assets (c)	3.55%	1.94%	1.48%	1.82%	1.12%	1.02%
Portfolio Turnover	21%	68%	120%	67%	18%	24%

(a)      Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)      Ratios of expenses to average net assets:
—	Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
—	Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements. 71

PEAR TREE FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2011	2011	2010	2009	2008	2007
	(unaudited)
Net Asset Value, Beginning of Period	$14.68	$12.45	$6.97	$19.87	$23.07	$19.91
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.07	0.07	0.13	0.35	0.19	0.18
Net realized and unrealized gain/(loss) on securities	(3.00)	2.31	5.71	(11.53)	(2.11)	4.12
Total from Investment Operations	(2.93)	2.38	5.84	(11.18)	(1.92)	4.30
Less Distributions:
Dividends from net investment income	—	(0.15)	(0.36)	(0.11)	(0.19)	(0.07)
Distributions from realized capital gains	—	—	—	(1.61)	(1.09)	(1.07)
Total Distributions	—	(0.15)	(0.36)	(1.72)	(1.28)	(1.14)
Net Asset Value, End of Period	$11.75	$14.68	$12.45	$6.97	$19.87	$23.07
Total Return (d)	(19.96)%	19.17%	84.05%	(55.95)%	(8.71)%	22.08%
Net Assets, End of Period (000’s)	$286,311	$369,550	$369,626	$193,798	$781,136	$778,104
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.62%	1.62%	1.62%	1.62%	1.56%	1.60%
Net	1.62%	1.62%	1.62%	1.62%	1.56%	1.60%
Ratio of net investment income (loss) to average net assets (c)	1.05%	0.56%	1.17%	2.49%	0.83%	0.88%
Portfolio Turnover	9%	9%	24%	20%	44%	19%

72The accompanying notes are an integral part of these financial statements.

PEAR TREE FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2011	2011	2010	2009	2008	2007
	(unaudited)
Net Asset Value, Beginning of Period	$14.68	$12.45	$6.98	$19.98	$23.19	$20.01
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.08	0.10	0.14	0.38	0.26	0.25
Net realized and unrealized gain/(loss) on securities	(3.00)	2.31	5.71	(11.60)	(2.13)	4.12
Total from Investment Operations	(2.92)	2.41	5.85	(11.22)	(1.87)	4.37
Less Distributions:
Dividends from net investment income	—	(0.18)	(0.38)	(0.17)	(0.25)	(0.12)
Distributions from realized capital gains	—	—	—	(1.61)	(1.09)	(1.07)
Total Distributions	—	(0.18)	(0.38)	(1.78)	(1.34)	(1.19)
Net Asset Value, End of Period	$11.76	$14.68	$12.45	$6.98	$19.98	$23.19
Total Return (d)	(19.89)%	19.48%	84.12%	(55.85)%	(8.49)%	22.37%
Net Assets, End of Period (000’s)	$83,172	$78,790	$68,067	$47,090	$140,999	$115,200
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.37%	1.37%	1.37%	1.38%	1.32%	1.35%
Net	1.37%	1.37%	1.37%	1.38%	1.32%	1.35%
Ratio of net investment income (loss) to average net assets (c)	1.12%	0.79%	1.29%	2.77%	1.18%	1.13%
Portfolio Turnover	9%	9%	24%	20%	44%	19%

 (a)           Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)      Ratios of expenses to average net assets:
—	Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

—	Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements. 73

PEAR TREE FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Period Ended March 31,
	2011	2011	2010	2009
	(unaudited)
Net Asset Value, Beginning of Period	$11.19	$10.28	$4.82	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.19	0.09	0.07	0.03
Net realized and unrealized gain/(loss) on securities	(2.26)	1.25	5.42	(5.15)
Total from Investment Operations	(2.07)	1.34	5.49	(5.12)
Less Distributions:
Dividends from net investment income	—	(0.08)	(0.03)	(0.04)
Distributions from realized capital gains	—	(0.35)	—	(0.02)
Total Distributions	—	(0.43)	(0.03)	(0.06)
Net Asset Value, End of Period*	$9.12	$11.19	$10.28	$4.82
Total Return (d)	(18.50)%	13.12%	114.00%	(51.25)%
Net Assets, End of Period (000’s)	$64,052	$78,307	$124,971	$18,978
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.67%	1.69%	1.64%	2.00%**
Net	1.67%	1.69%	1.64%	1.97%**
Ratio of net investment income (loss) to average net assets (c)	3.53%	0.82%	0.82%	0.66%**
Portfolio Turnover	7%	54%	14%	10%

74The accompanying notes are an integral part of these financial statements.

PEAR TREE FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	For the six months ended September 30,	Period Ended March 31,
	2011	2011	2010	2009
	(unaudited)
Net Asset Value, Beginning of Period	$11.21	$10.30	$4.82	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.21	0.09	0.11	0.07
Net realized and unrealized gain/(loss) on securities	(2.27)	1.28	5.41	(5.19)
Total from Investment Operations	(2.06)	1.37	5.52	(5.12)
Less Distributions:
Dividends from net investment income	—	(0.11)	(0.04)	(0.04)
Distributions from realized capital gains	—	(0.35)	—	(0.02)
Total Distributions	—	(0.46)	(0.04)	(0.06)
Net Asset Value, End of Period*	$9.15	$11.21	$10.30	$4.82
Total Return (d)	(18.38)%	13.40%	114.55%	(51.20)%
Net Assets, End of Period (000’s)	$20,369	$23,973	$8,103	$3,592
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.39%	1.44%	1.43%	1.88%**
Net	1.39%	1.44%	1.43%	1.85%**
Ratio of net investment income (loss) to average net assets (c)	3.80%	0.92%	1.27%	1.10%**
Portfolio Turnover	7%	54%	14%	10%

*      Fund commenced operations May 1, 2008.

**      Annualized.

(a)      Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)	Ratios of expenses to average net assets:
—	Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements. 75

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

1. Organization of the Trust

Pear Tree Funds, formerly known as Quantitative Group of Funds d/b/a “Quant Funds” (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust currently has six series (each a “Fund” and collectively the “Funds”) each with a distinct investment objective.

Pear Tree Columbia Small Cap Fund (“Small Cap”) seeks maximum long-term capital appreciation.

Pear Tree Columbia Micro Cap Fund (“Micro Cap”) seeks maximum long-term capital appreciation. Micro Cap accepted its first subscription and began trading securities on September 7, 2011.

Pear Tree Quality Fund (“Quality”) seeks long-term growth of capital. Prior to January 27, 2011, the Fund was called Quant Long/Short Fund (“Long/Short”). Prior to that date, the Fund pursued the same investment objective but used a long-short investment strategy.

Pear Tree Emerging Markets Fund (“Emerging Markets”) seeks long-term growth of capital.

Pear Tree Polaris Foreign Value Fund (“Foreign Value”) seeks long-term capital growth and income.

Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”) seeks long-term capital growth and income.

Each Fund offers two classes of shares, designated as Ordinary Shares and Institutional Shares. The classes differ principally in their respective expense structure and minimum investment requirements. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and has equal rights to voting, redemptions, dividends and liquidation. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders. There is no distribution plan for Institutional Shares.

At times, a Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, emerging markets or countries with limited or developing markets such investments may subject the Fund to a greater degree of risk than in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal risks is contained in the Fund’s prospectus. Please refer to those documents when considering a Fund’s risks.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

2. Significant Accounting Policies

Each Fund’s financial statements have been prepared in conformity with U.S. generally accepted accounting principles. Those principals require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

Security Valuation

Each Fund values its assets in accordance with procedures (the “Valuation Procedures”) established by the Trust’s Board of Trustees (the “Board”). Under the Valuation Procedures, a portfolio instrument generally is valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded; if on any day that regular trading occurs there has been no reported sale of a portfolio instrument, the instrument generally is valued at the mean between the last reported bid and asked prices; and securities quoted in foreign currencies are converted into U.S. dollars based upon prevailing exchange rates. Under the Valuation Procedures, the Funds sometimes values an instrument using a fair value, such as when the Trust is aware of information that suggest that the market price of an instrument may not be accurate; or when there are no recent market prices for a security. In addition, a short-term debt instrument that matures in 60 days or less is valued at amortized cost. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value.

Various inputs are used to determine the value of a Fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including for example, the type of instrument, whether the instrument is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the instrument. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in these instruments. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at September 30, 2011
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$78,324,200	$—	$—	$78,324,200
Depository Receipts	1,529,094	—	—	1,529,094
Limited Partnerships	40,364	—	—	40,364
Real Estate Inv. Trusts	8,197,168	—	—	8,197,168
Short Term Investments	4,433,006	1,642,284	—	6,075,290
Total	$92,523,832	$1,642,284	$—	$94,166,116
Quality
Common Stock*	$57,958,668	$—	$—	$57,958,668
Depository Receipts	11,355,022	—	—	11,355,022
Short Term Investments	30,961,890	2,000,991	—	32,962,881
Total Assets	$100,275,580	$2,000,991	$—	$102,276,571
Emerging Markets
Common Stock*	$109,796,227	$777,768	$57,676	$110,631,671
Depository Receipts	18,899,569	—	—	18,899,569
Preferred Stock	7,148,138	—	—	7,148,138
Real Estate Inv. Trusts	447,579	—	—	447,579
Short Term Investments	2,554,294	—	—	2,554,294
Total	$138,845,807	$777,768	$57,676	$139,681,251

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at September 30, 2011
	Level 1	Level 2	Level 3	Total
Foreign Value
Common Stock*	$309,513,235	$5,181,773	$—	$314,695,008
Depository Receipts	15,984,376	—	—	15,984,376
Short Term Investments	9,190,143	28,667,000	—	37,857,143
Total	$334,687,754	$33,848,773	$—	$368,536,527
Foreign Value Small Cap
Common Stock*	$68,296,051	$2,314,952	$236,514	$70,847,517
Depository Receipts	175,761	—	—	175,761
Preferred Stock	1,607,424	—	—	1,607,424
Short Term Investments	7,070,987		—	7,070,987
Warrants	—	4,526,594	—	4,526,594
Total	$77,150,223	$6,841,546	$236,514	$84,228,283
Micro Cap
Common Stock*	$627,418	$—	—	$627,418
Limited Partnerships	7,614	—	—	7,614
Real Estate Inv. Trusts	20,307	—	—	20,307
Shares of Beneficial Interest	6,759		—	6,759
Short Term Investments	—	45,396	—	45,396
Total	$662,099	$45,396	$—	$707,494

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Emerging Markets Common Stock		Foreign Value Small Cap Common Stock
Balance as of 3/31/2011	$—	$2,263,456
Realized gain (loss)	$—	$(1,374,129)
Changed in unrealized appreciation (depreciation)	$—	$(652,813)
Net purchases (sales)	$—	$—
Transfer in and/or out of Level 3	$57,676	$—
Balances as of 09/30/2011	$57,676	$236,514

*	Refer to Schedule of Investments for breakout by industry or country.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06(“ASU 2010-06”), “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification 820, “Fair Value Measurements and Disclosures,” to require additional disclosures regarding fair value measurements. Pursuant to ASU 2010-06, disclosures regarding transfers into and out of Levels 1 and 2 are effective for reporting periods beginning after December 15, 2009 and for the interim periods within those fiscal years, and other disclosures relating to purchases, sales,

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

issuances and settlements on a gross basis relating to Level 3 measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. There were no significant transfers into and out of levels 1 and 2 during the six months ended September 30, 2011 and the Fund’s management is currently evaluating what impact further disclosures under ASU 2010-06 may have on the Fund’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial were issued. There were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.

Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income, less any foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain is recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Repurchase Agreements

The Funds’ custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Foreign Currency Transactions

All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts held by a fund, are valued at the forward rate and are marked-to-market daily. Any change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values.

There were no open forward foreign currency contracts held by any Fund at September 30, 2011.

Short Sales

Prior to January 27, 2011, Quality (at the time referred to as Quant Long/Short Fund) engaged in short sales (selling securities it did not own) as part of its normal investment activities. Upon selling a security short, the Fund’s Custodian segregated cash, cash equivalents or other appropriate liquid securities in an amount equal to the then current market value of the securities sold short and maintained such collateral until the Fund replaced the borrowed security. The Fund was required to pay any dividends or interest due on securities sold short. Such dividends and interest were recorded as an expense. Liabilities for securities sold short were valued daily and were recorded as unrealized appreciation (depreciation) on investments and securities sold short. The Fund recorded realized gain (loss) on a security sold short when a short position was terminated by the Fund. The Fund incurred a loss if the price of a security increased between the date of the short sale and the date on which the Fund replaced the borrowed security. The Fund realized a gain if the price of borrowed security declined between the date of a short sale and the date the Fund replaced the borrowed security.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

Securities Lending

To generate additional income, each of Small Cap, Emerging Markets and Foreign Value use Securities Finance Trust Company (“eSecLending”) as lending agent. Small Cap, Emerging Markets and Foreign Value may each lend up to 30% of its assets pursuant to certain agreements (“Securities Lending Agreements”) requiring that the loan be continuously secured by cash or securities. Securities are loaned by eSecLending to certain pre-approved brokers (“the borrowers”). The borrowers are required to provide cash or securities as collateral against loaned securities in the amount of 105% of the market value of borrowings for Emerging Markets and Foreign Value, and 102% of the borrowings for Small Cap. Collateral is marked-to-market daily. Cash collateral is invested in a registered money market fund.

The Trust uses State Street Bank and Trust Company (“State Street”) as lending agent for Quality pursuant to a Securities Lending Authorization Agreement. Quality may lend up to 331&sol;3% of its assets. Securities are loaned by State Street to certain pre-approved borrowers. The initial collateral received shall have (depending on the nature of the loaned securities and the collateral received) a value of 102% or 105% of the market value of the loaned securities, or such other value, but not less than 102% of the market value of the loaned securities, as may be applicable in the jurisdiction in which such loaned securities are customarily traded. Collateral of cash and/or securities is marked-to-market daily. Cash collateral is invested in a registered money market fund that may be managed by State Street or one of its affiliates.

Risks such as delay in recovery of securities may occur should the borrower of the securities fail financially or should the value of the securities loaned increase above the value of the collateral received. eSecLending provides indemnification insurance via highly rated third party insurers to cover these potential risks. State Street provides indemnification against borrower default.

At September 30, 2011, the following Funds had collateral and loans outstanding of:

	Value of Collateral	Value of Loaned Securities
Small Cap Fund	$4,433,006	$4,317,714
Quality Fund	30,961,890	29,835,562
Emerging Markets Fund	2,554,294	2,361,004
Foreign Value	—	—

Expenses and Class Allocations

The majority of the expenses of the Funds are attributed to the individual Fund and Class for which they are incurred. Expenses that are not attributed to a specific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares.

Distribution fees on Ordinary Shares are calculated based on the average daily net asset value attributable to the Ordinary Shares of the respective Fund. Institutional Shares are not subject to a distribution plan. Shareholders of each class share all expenses and fees paid to the transfer agent, Pear Tree Institutional Services, a division of Pear Tree Advisors, Inc. (the

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

“Manager”), for its services, which are allocated based on the net assets in each class and the ratable allocation of related out-of-pocket expenses. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. (See Note 3)

Distributions to Shareholders

Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Ordinary Shares incur 12b-1 distribution fees while Institutional Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.

3. Management Fee, Advisory Contracts and Other Affiliate Transactions

The Funds have entered into a management agreement (the “Management Agreement”) with the Manager. Compensation of the Manager, for management of the Funds, including selection and monitoring of the portfolio advisors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily total net assets of each of the Funds.

The Manager has agreed from January 27, 2011 to July 31, 2012 to waive 0.15 % of its management fee if Quality Fund’s average daily net assets are up to $100 million and 0.25% of its management fee if the Fund’s average daily net assets are $100 million or more. The Manager has agreed from April 1, 2011 to July 31, 2012 to waive or reimburse Fund expenses relating to Institutional Shares of Quality Fund such that the total annual fund operating expenses relating to Institutional Shares is not greater than 1.00%. The Board has the right to terminate either or both arrangements in its discretion. In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap to the extent that the total expenses of this Fund individually exceeds 2% of average net assets for any fiscal year. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the twelve months ended September 30, 2011 aggregate management fees were $6,179,223.

The Manager has entered into advisory contracts with the following subadvisors (collectively the “Advisors”) to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Small Cap, Quality and Micro-Cap), PanAgora Asset Management, Inc. (Emerging Markets), and Polaris Capital Management, LLC (Foreign Value and Foreign Value Small Cap.) Prior to January 27, 2011, Analytic Investors, LLC served as subasdvisor with respect to Quality Fund (formerly known as Quant Long/Short Fund).

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

For services rendered, the Manager pays to the Advisor of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. Currently, the fees paid by the Manager to the Advisors of the Funds are as follows:

Small Cap	0.47% of average daily total net assets
Micro-Cap	0.47% of average daily total net assets.
Quality*	0.10% of the first $100 million and
0.08% of amounts in excess of $100 million but less than $250 million and
0.06% of amounts in excess of $250 million of average daily total net assets.
Emerging Markets	0.40% of average daily total net assets;
Foreign Value	0.35% of the first $35 million and
0.40% of amounts in excess of $35 million but less than $200 million and
0.50% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and
0.40% of amounts in excess of $35 million but less than $200 million and
0.50% of amounts in excess of $200 million of average daily total net assets;

The Funds have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the Distribution Agreement, the Distributor received a monthly fee at the annual rate of (i) 0.25% of the average daily net asset value of the Ordinary Shares of the Funds.

Holders of Institutional Shares pay no portion of the 12b-1 Plan expenses of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. During the six months ended September 30, 2011 the aggregate fees paid by the Funds under the Fund’s 12b-1 Plan were $943,467.

Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”) pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement provides for base fees that are payable to the Transfer Agent at an annual rate of 0.16% of the average daily total net asset value of each class of shares of the Funds and for reimbursement of out of pocket expenses. During the six months ended September 30, 2011, the aggregate fees of the Funds were $734,535.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2011, fees paid pursuant to this agreement were $157,040.

The Board has approved reimbursement to the Manager for certain costs associated with providing regulatory and compliance services to the Funds. For the six months ended September 30, 2011, the Trustees have approved reimbursements that amounted to $98,261.

Custody and fund accounting services are provided to the Funds by State Street. Any custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds.

For the six months ended September 30, 2011, each Trustee of the Trust who was not an “interested person” of the Trust, as that term is defined in the 1940 Act, received fee for serving in that role of $12,000, and each of the Chairman of the Board’s Audit Committee and the Lead Independent Trustee of the Board received an additional $1,500. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets.

4. Purchases and Sales

During the six months ended September 30, 2011, purchases of investment securities other than U.S. Government obligations and short-term investments, for Small Cap, Quality, Emerging Markets, Foreign Value, Foreign Value Small Cap and Micro-Cap were $29,813,360, $22,450,190, $36,370,599, $43,527,818, $9,849,423 and $723,313, respectively. Sales of such securities for the Funds were $37,821,167, $11,958,402, $45,188,244, $35,843,708, 6,408,684 and $5,745, respectively.

5. Contingent Liability

The Trust maintains a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds have committed to ICI Mutual up to 300% of the annual premium, one third of which was provided in cash, with each Fund’s pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.

6. Concentration of Risk

The relatively large investments of Emerging Markets in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

7. Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the IRC and distribute to shareholders all of its taxable income and gains. As a result, no provision for federal income taxes is required.

The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

As of March 31, 2011 the capital loss carryovers were as follows:

Portfolio	Capital Loss Expires March 31, 2017	Capital Loss Expires March 31, 2018	Capital Loss Expires March 31, 2019	Total Capital Loss
Small Cap Fund	$5,719,158	$23,795,469	$—	$29,514,627
Quality Fund	—	12,445,061	—	12,445,061
Emerging Markets Fund	3,527,534	31,309,051	—	34,836,585
Foreign Value Fund	80,608,820	131,156,114	10,547,106	222,312,040
Foreign Value Small Cap Fund	—	—	—	—

During the fiscal year ending March 31, 2011, capital loss carryovers in the amount of $6,699,837, $5,135,328, $41,291,501, and $0 were utilized by Small Cap, Quality, Emerging Markets, and Foreign Value Small Cap, respectively. Foreign Value had an expired loss carryover in the amount of $932,449.

The Funds recognize the tax benefits of uncertain tax positions only where the position is ”more likely than not“ to be sustained assuming examination by the tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008-2010, or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions at U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The primary differences between book and tax appreciation or depreciation of investments consist of wash sale loss deferrals, return of capital distributions by real estate investment trusts (“REITs”), mark-to-market on passive foreign investment companies (“PFICs”) held and foreign capital gains taxes accrued. The net tax appreciation/(depreciation) in the table below includes unrealized tax gain/(loss) on foreign currency and investments.

At September 30, 2011, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

Portfolio	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Small Cap	$86,031,565	$15,425,225	$(11,723,679)	$3,701,546
Quality	74,235,964	2,176,190	(5,097,472)	(2,921,282)
Emerging Markets	151,478,972	13,635,386	(27,710,275)	(14,074,889)
Foreign Value	458,993,579	31,372,436	(121,710,027)	(90,337,591)
Foreign Value Small Cap	84,877,461	12,337,949	(12,946,973)	(609,024)
Micro Cap	762,800	4,420	(59,725)	(55,305)

8. Transactions in Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2011		Year Ended March 31, 2011
	Shares	Dollars	Shares	Dollars
Small Cap
Ordinary Shares
Shares sold	123,362	$2,310,720	504,964	$9,036,002
Shares issued in reinvestment of distributions	—	—	26,733	499,111
Shares redeemed	(483,666)	(9,179,188)	(868,984)	(15,175,822)
Net Change	(360,304)	(6,868,468)	(337,287)	(5,640,709)

Institutional Shares
Shares sold	27,455	$575,200	33,512	$648,053
Shares issued in reinvestment of distributions	—	—	1,975	41,624
Shares redeemed	(71,816)	(1,502,369)	(73,515)	(1,430,986)
Net Change	(44,361)	(927,169)	(38,028)	(741,309)

Total Net Change For Fund		($7,795,637)		($6,382,018)

Quality
Ordinary Shares
Shares sold	776,701	$9,738,583	753,057	$9,103,352
Shares issued in reinvestment of distributions	—	—	40,824	471,929
Shares redeemed	(119,094)	(1,483,038)	(473,260)	(5,324,465)
Net Change	657,607	8,255,545	320,621	4,250,816

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

	Six Months Ended September 30, 2011		Year Ended March 31, 2011
	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	15,891	$209,778	34,077	$434,510
Shares issued in reinvestment of distributions	—	—	316	3,797
Shares redeemed	(1,406)	(19,048)	(21,480)	(244,213)
Net Change	14,485	190,730	12,913	194,094

Total Net Change For Fund		$8,446,275		$4,444,910

Emerging Markets
Ordinary Shares
Shares sold	535,857	$12,424,325	3,675,329	$82,415,682
Shares issued in reinvestment of distributions	—	—	93,424	2,247,776
Shares redeemed	(1,081,114)	(25,934,600)	(6,451,916)	(146,132,731)
Net Change	(545,257)	(13,510,275)	(2,683,163)	(61,469,273)

Institutional Shares
Shares sold	160,099	$4,060,220	307,919	$6,681,226
Shares issued in reinvestment of distributions	—	—	4,601	112,212
Shares redeemed	(88,526)	(2,162,674)	(1,093,015)	(25,587,724)
Net Change	(71,573)	1,897,546	(780,495)	(18,794,286)

Total Net Change For Fund		($11,612,729)		($80,263,559)

Foreign Value
Ordinary Shares
Shares sold	2,441,386	$32,749,738	3,241,340	$41,652,537
Shares issued in reinvestment of distributions	—	—	263,174	3,621,279
Shares redeemed	(3,249,727)	(45,040,310)	(8,025,937)	(96,826,111)
Net Change	(808,341)	(12,290,572)	(4,521,423)	(51,552,295)

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

	Six Months Ended September 30, 2011		Year Ended March 31, 2011
	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	2,060,507	$29,089,683	498,257	$6,338,939
Shares issued in reinvestment of distributions	—	—	58,949	810,543
Shares redeemed	(358,288)	(4,943,652)	(658,345)	(8,602,775)
Net Change	1,702,219	24,146,031	(101,139)	(1,453,293)

Total Net Change For Fund		$11,855,459		($53,005,588)

Foreign Value Small Cap
Ordinary Shares
Shares sold	486,429	$5,264,049	2,979,093	$31,548,656
Shares issued in reinvestment of distributions	—	—	343,469	3,723,203
Shares redeemed	(460,622)	(5,127,116)	(8,487,003)	(88,399,013)
Net Change	25,807	136,933	(5,164,441)	(53,127,154)

Institutional Shares
Shares sold	148,563	$1,608,936	1,344,178	$14,744,709
Shares issued in reinvestment of distributions	—	—	37,867	410,859
Shares redeemed	(60,629)	(675,649)	(30,573)	(327,118)
Net Change	87,934	933,287	1,351,472	14,828,450

Total Net Change for Fund		$1,070,220		$(38,298,704)

Micro-Cap
Ordinary Shares
Shares sold	26,288	$263,941
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—
Net Change	26,288	263,941

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

	Six Months Ended September 30, 2011		Year Ended March 31, 2011
	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	50,170	$500,817
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—
Net Change	50,170	500,817

Total Net Change for Fund		$764,758

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

Quarterly Portfolio Disclosure

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information). For a complete list of a fund’s portfolio holdings, you may also view the most recent monthly holdings report, semi-annual report or annual report on the Pear Tree Funds’ web site at www.Pear Treefunds.com.

Portfolio Proxy Voting Policies and Information

Information on the Funds’ proxy voting policies and on how the Pear Tree Funds voted proxies related to portfolio securities for the 12-month period ended June 30, 2011 is available without charge online at www.peartreefunds.com and at www.sec.gov . You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.

Household Delivery of Fund Documents

With your consent, the Trust may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the Fund’s transfer agent, by phone or in writing (see “For Account Information”). The mailing of separate proxy statements, prospectuses and shareholder reports will begin within 30 days after receiving your notice.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY

CONTRACT APPROVAL

On May 19, 2011 the Board of the Trust approved the Management Agreement with the Manager and the advisory contracts with each subadviser to the following Funds: Pear Tree Columbia Small Cap Fund, Pear Tree Emerging Markets Fund, Pear Tree Polaris Foreign Value Fund and Pear Tree Polaris Foreign Value Small Cap Fund. The following describes the Board’s considerations.

Pear Tree Advisors, Inc.

Nature and Quality of Manager’s Advisory Services. The Board reviewed the Managers’ senior management and other personnel. Among other factors, the Board considered the size, education and experience of the Managers’ staff and the Managers’ approach to recruiting, training, compensating and retaining personnel. The Board considered the Managers’ supervision of Sub-Advisers. The Board considered the benefit to shareholders of investing in a fund that is part of a small family of funds using a manager-of-managers approach and providing for a selection of shareholder services, including, the ability of shareholders to exchange or transfer investments within the same class of shares among each of the Funds without incurring additional sales charges.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Manager and affiliated companies under the existing Management Agreements and under separate agreements covering administrative services, transfer agency functions and other services. The Board, including the Independent Trustees, has also considered the nature and extent of the Manager’s supervision of third-party service providers, principally Fund accountants (pricing, recordkeeping), securities lending agents, custodians and subcustodians.

Fees and Expenses. The Board considered each Fund’s advisory fee, subadvisory fee and expense ratio compared with the management fees, subadvisory fees and expense ratios of the Selected Peer Group. Fees and expenses for each Fund are discussed below under each Fund.

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the existing advisory fee structure is fair and reasonable, and that the existing Management Agreement should be approved.

Pear Tree Columbia Small Cap Fund — (Sub-Adviser—Columbia Partners, L.L.C. Investment Management)

Investment Performance. The Board reviewed the Fund’s investment performance as well as the performance of the Selected Peer Group, and the performance of an appropriate index or combination of indices. The Board noted that the Fund underperformed its Selected Peer Group for each of the one-, three-, five- and ten-year periods, but that the Fund outperformed the subsection of the Selected Peer Group comprised of funds managed via a similar adviser/sub-adviser structure (the “Sub-Advised Peer Group”) for the ten-year period.

Fees and Expenses. The Board considered the Fund’s management fee, subadvisory fee and expense ratio compared with fees and expense ratios of the Selected Peer Group. The Board

92

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY

CONTRACT APPROVAL

noted that the Fund’s management fee and expense ratio are above the average and the median of the funds in its Selected Peer Group. Additionally, the Board noted that the Fund’s contractual management fee is higher than the assets weighted average of the Sub-Advised Peer Group at all asset levels presented.

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the advisory fees for the Fund are fair and reasonable, and that the existing Sub-Advisory Agreement with this Sub-Adviser should be approved.

Pear Tree Emerging Markets Fund — (Sub-Adviser—PanAgora Asset Management, Inc.)

Investment Performance. The Board reviewed the Fund’s investment performance as well as the performance of a Selected Peer Group of mutual funds, and the performance of an appropriate index or combination of indices. The Board noted that the Fund underperformed its Selected Peer Group for the three- and five- year periods, but outperformed the Selected Peer Group for the one- and ten- year periods.

Fees and Expenses. The Board considered the Fund’s management fee, subadvisory fee and expense ratio compared with the fees and expense ratios of the Selected Peer Group. The Board noted that the Fund’s management fee is above the average and the median of the funds in its Selected Peer Group, and that the Fund’s total expense ratio is above the average and the median of the Fund’s Sub-Advised Peer Group. Additionally, the Board noted that the Fund’s contractual management fee is competitive with the assets weighted average of the Selected Peer Group at all asset levels presented and is lower than the assets weighted average of the Sub-Advised Peer Group at all asset levels presented.

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the advisory fees for the Fund are fair and reasonable, and that the existing Sub-Advisory Agreement with this Sub-Adviser should be approved.

Pear Tree Polaris Foreign Value Fund — (Sub-Adviser—Polaris Capital Management, LLC)

Investment Performance. The Board reviewed the Fund’s investment performance as well as the performance of the Selected Peer Group, and the performance of an appropriate index or combination of indices. The Board noted that the Fund outperformed its Selected Peer Group for the one-, three-, five- and ten- year periods.

Fees and Expenses. The Board considered the Fund’s management fee, subadvisory fee and expense ratio compared with the fees and expense ratios of the Selected Peer Group. It also considered the amount and nature of fees paid by shareholders. The Board noted that Fund’s management fee and expense ratio are above the average and the median for the Selected Peer Group; however, they are competitive with the average and the median of the Sub-Advised Peer Group. Additionally, the Board noted that the contractual management fee is above the assets-weighted average of the Selected Peer Group at various asset levels and the Subadvised Peer Group at all asset levels presented.

92

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY

CONTRACT APPROVAL

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the advisory fees for the Fund are fair and reasonable, and that the existing Sub-Advisory Agreement with this Sub-Adviser should be approved.

Pear Tree Polaris Foreign Value Small Cap Fund — (Sub-Adviser—Polaris Capital Management, Inc.)

Investment Performance. The Board reviewed the Fund’s investment performance as well as the performance of the Selected Peer Group, and the performance of an appropriate index or combination of indices. The Board noted that the Fund underperformed its Selected Peer Group for the one year period.

Fees and Expenses. The Board considered the Fund’s management fee, subadvisory fee and expense ratio compared with the fees and expense ratios of the Selected Peer Group. It also considered the amount and nature of fees paid by shareholders. The Board noted that the Fund’s management fee is above the median and slightly above the average of the Fund’s Selected Peer Group. The Board also noted that the expense ratio of the Fund is above the average and the median of the Selected Peer Group and the Sub-Advised Peer Group for the most recent period reviewed. Additionally, the Board noted that the contractual management fee is competitive with the assets-weighted average of the Selected Peer Group and the Sub-Advised Peer Group at all asset levels presented.

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the advisory fees for the Fund are fair and reasonable, and that the proposed Sub-Advisory Agreement with this Sub-Adviser be approved.

PEAR TREE FUNDS

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PEAR TREE FUNDS

SERVICE PROVIDERS

Manager	Pear Tree Advisors, Inc., 55 Old Bedford Road, Lincoln, MA 01772
Subadvisers
Columbia Partners, L.L.C., Investment Management,
5425 Wisconsin Avenue, Suite 700, Chevy Chase, MD 20815
PanAgora Asset Management, Inc., 470 Atlantic Avenue,
8th Floor, Boston, MA 02210
Polaris Capital Management, LLC, 125 Summer Street,
Boston, MA 02210

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Lincoln, MA 01773
Custodian	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
Fund Accountant	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
Transfer Agent	Pear Tree Institutional Services, 55 Old Bedford Road, Lincoln, MA 01773
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400 Philadelphia, PA 19103
Legal Counsel	McLaughlin & Hunt LLP, Ten Post Office Square, 8th Floor, Boston, MA 02109
For Account Information
For Pear Tree Funds information, contact your financial adviser or, if you receive account statements directly from Pear Tree Funds, you can also call
1-800-326-2151. Telephone representatives are available from 8:30 a.m. to 4:30 p.m. Eastern Time. Or visit our website, www.peartreefunds.com

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PEAR TREE℠
FUNDS

55 Old Bedford Road
Suite 202
Lincoln MA 01773

Address Service Requested

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© 2011 U.S. Boston Capital Corporation
Distributor of the Pear Tree Funds
Member, FINRA/SIPC

ITEM 2.                      Code of Ethics

Not applicable for report period.

ITEM 3.                      Audit Committee Financial Expert

Not applicable for report period.

ITEM 4.                      Principal Accountant Fees and Services

Not applicable for report period.

ITEM 5.                                         Audit Committee of Listed Registrants

                      Not applicable.

ITEM 6.                      Schedule of Investments

Not applicable.

ITEM 7.                      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.                                         Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                      Not applicable.

ITEM 10                      Submission of Matters to a Vote of Security Holders

                      Not applicable.

ITEM 11.                      Controls and Procedures

(a)     The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                      Exhibits

(a)              Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Pear Tree Funds

By /s/ Willard L. Umphrey
Willard L. Umphrey, President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Willard L. Umphrey
Willard L. Umphrey, President

Date:  November 28, 2011

By /s/ Leon Okurowski
Leon Okurowski, Treasurer

Date: November 28, 2011

EXHIBIT LIST

(a)              Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)              Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.